Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 29.3%
	Financials — 7.2%
$1,245,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$1,305,021
975,000	American Express Co., 3.000%, 10/30/24	999,443
754,000	Bank of America Corp., 3.705%, 4/24/28	792,229
1,000,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,051,807
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	908,643
972,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	992,350
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	948,800
665,000	Citigroup, Inc., 3.200%, 10/21/26	678,196
426,000	Citigroup, Inc., 4.750%, 5/18/46	481,833
649,000	Credit Suisse AG (Switzerland) MTN, 3.625%, 9/9/24	683,633
468,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	463,206
928,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.581%, 7/24/23(A)	929,580
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	542,203
710,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	750,437
719,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	751,034
954,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	1,017,814
505,000	JPMorgan Chase & Co., 3.250%, 9/23/22	518,802
630,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.322%, 4/23/24(A)	628,323
961,000	JPMorgan Chase & Co., 3.509%, 1/23/29	999,090
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	923,948
955,000	Morgan Stanley, 3.950%, 4/23/27	998,905
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,004,280
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	649,331
952,000	PNC Capital Trust C, (3M LIBOR +0.570%), 3.090%, 6/1/28(A)	857,637
880,000	SunTrust Banks, Inc., 4.000%, 5/1/25	942,285
1,828,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.190%, 5/15/27(A)	1,677,190
550,000	Wells Fargo & Co., 2.100%, 7/26/21	547,018
535,000	Wells Fargo & Co., 4.125%, 8/15/23	565,012

		23,608,050

	Energy — 4.4%
962,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	983,649

Principal Amount		Market Value
	Energy — (Continued)
$1,051,000	Buckeye Partners LP, 3.950%, 12/1/26	$931,433
615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	759,347
993,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	1,028,623
790,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	908,579
350,000	CNOOC Nexen Finance 2014 ULC (Canada), 4.250%, 4/30/24	371,437
696,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	749,041
890,000	Energy Transfer Partners LP, 4.950%, 6/15/28	973,054
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	536,194
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	452,420
1,292,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	1,298,011
701,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	890,270
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	244,746
200,000	Petrobras Global Finance BV (Netherlands), 5.999%, 1/27/28	212,600
200,000	Petrobras Global Finance BV (Netherlands), 6.900%, 3/19/49	213,000
550,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	629,200
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	218,760
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	227,500
675,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	619,772
200,000	Petroleos Mexicanos (Mexico), 4.875%, 1/18/24	195,490
450,000	Petroleos Mexicanos (Mexico), 5.500%, 1/21/21	455,175
265,000	Petroleos Mexicanos (Mexico), 6.350%, 2/12/48	227,503
200,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	172,000
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	202,474
706,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	746,025
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	317,520

		14,563,823

	Industrials — 3.0%
954,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 3.625%, 5/1/22	966,974

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 29.3% (Continued)
	Industrials — (Continued)
$776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	$1,022,839
300,000	Cemex SAB de CV (Mexico), 144a, 7.750%, 4/16/26	330,003
1,021,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	1,006,882
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,450,038
369,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	398,062
363,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	402,571
893,000	FedEx Corp., 5.100%, 1/15/44	982,472
644,000	Norfolk Southern Corp., 4.837%, 10/1/41	745,756
946,000	Parker-Hannifin Corp., 4.000%, 6/14/49	1,000,950
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	374,790
280,000	Vulcan Materials Co., 4.500%, 4/1/25	298,478
852,000	Wabtec Corp., 4.950%, 9/15/28	913,531

		9,893,346

	Consumer Staples — 2.5%
1,063,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	1,183,578
1,267,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	1,268,584
873,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	903,255
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,068,255
200,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	217,250
814,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	977,570
717,000	Kroger Co. (The), 5.000%, 4/15/42	746,802
920,000	Mars, Inc., 144a, 3.875%, 4/1/39	974,167
740,000	Reynolds American, Inc., 4.450%, 6/12/25	784,696

		8,124,157

	Communication Services — 2.4%
801,000	Activision Blizzard, Inc., 4.500%, 6/15/47	829,724
305,000	AT&T, Inc., 4.350%, 6/15/45	304,901
604,000	AT&T, Inc., 4.500%, 5/15/35	632,271
628,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	739,978
507,000	Comcast Corp., 4.000%, 3/1/48	536,312
648,000	Comcast Corp., 4.150%, 10/15/28	714,193
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	637,181

Principal Amount		Market Value
	Communication Services — (Continued)
$338,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	$486,711
928,000	Tencent Holdings Ltd. (Cayman Islands), 144a, 3.975%, 4/11/29	969,681
617,000	Verizon Communications, Inc., 5.012%, 4/15/49	734,841
1,303,000	Warner Media LLC, 3.800%, 2/15/27	1,302,134

		7,887,927

	Health Care — 2.1%
800,000	AbbVie, Inc., 4.450%, 5/14/46	785,673
569,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	590,493
662,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	692,271
639,000	Celgene Corp., 5.000%, 8/15/45	758,353
670,000	Cigna Corp., 144a, 4.375%, 10/15/28	722,840
380,000	CommonSpirit Health, 4.200%, 8/1/23	400,899
1,016,000	CVS Health Corp., 4.300%, 3/25/28	1,071,350
477,000	CVS Health Corp., 5.125%, 7/20/45	508,680
1,016,000	Express Scripts Holding Co., 3.300%, 2/25/21	1,029,489
426,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	425,477

		6,985,525

	Real Estate — 2.0%
881,000	Boston Properties LP REIT, 3.200%, 1/15/25	899,351
902,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	928,873
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	471,458
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	719,296
880,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	891,747
821,000	Spirit Realty LP REIT, 4.450%, 9/15/26	859,665
1,087,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	1,154,246
671,000	Welltower, Inc. REIT, 4.250%, 4/1/26	715,081

		6,639,717

	Utilities — 1.8%
313,000	American Water Capital Corp., 6.593%, 10/15/37	428,121
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	770,664
875,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	959,592
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	186,000
700,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	722,041

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 29.3% (Continued)
	Utilities — (Continued)
$656,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	$686,038
853,000	PacifiCorp., 5.750%, 4/1/37	1,091,774
1,347,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.631%, 5/15/67(A)	1,111,275

		5,955,505

	Information Technology — 1.8%
779,000	Apple, Inc., 2.750%, 1/13/25	796,387
629,000	Apple, Inc., 4.650%, 2/23/46	746,047
1,300,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	1,308,418
855,000	International Business Machines Corp., 2.800%, 5/13/21	865,294
462,000	Microsoft Corp., 3.500%, 2/12/35	492,953
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	943,513
624,000	Visa, Inc., 4.150%, 12/14/35	717,114

		5,869,726

	Consumer Discretionary — 1.5%
718,000	AutoNation, Inc., 5.500%, 2/1/20	728,408
906,000	Dollar General Corp., 3.250%, 4/15/23	930,646
833,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	894,124
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	572,530
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	755,154
909,000	Walmart, Inc., 2.850%, 7/8/24	939,136

		4,819,998

	Materials — 0.6%
667,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	786,193
200,000	Braskem Netherlands Finance BV (Netherlands), 144a, 4.500%, 1/10/28	202,300
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	217,006
789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	841,544

		2,047,043

	Total Corporate Bonds	$96,394,817

	U.S. Treasury Obligations — 26.4%
600,000	U.S. Treasury Bond, 2.875%, 5/15/49	643,687
255,000	U.S. Treasury Bond, 3.000%, 8/15/48	279,663
12,455,000	U.S. Treasury Bond, 3.000%, 2/15/49	13,679,093
20,403,130	U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/29	21,475,540
973,000	U.S. Treasury Note, 2.125%, 5/31/26	989,267
17,020,000	U.S. Treasury Note, 2.250%, 4/30/21	17,162,941
554,000	U.S. Treasury Note, 2.375%, 5/15/29	572,503
18,042,000	U.S. Treasury Note, 2.500%, 3/31/23	18,545,203
13,005,000	U.S. Treasury Note, 2.625%, 2/15/29	13,714,179

	Total U.S. Treasury Obligations	$87,062,076

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 12.0%
$87,998	FHLMC, Pool #1H1348, (1 Year CMT Rate +2.140%), 4.407%, 10/1/36(A)	$92,440
171,966	FHLMC, Pool #1Q0339, (12M LIBOR +1.911%), 4.871%, 4/1/37(A)	178,712
16,450	FHLMC, Pool #A12886, 5.000%, 8/1/33	17,873
56,320	FHLMC, Pool #A13842, 6.000%, 9/1/33	61,717
10,574	FHLMC, Pool #A21415, 5.000%, 5/1/34	11,559
20,246	FHLMC, Pool #A35682, 5.000%, 7/1/35	21,669
12,062	FHLMC, Pool #A36523, 5.000%, 8/1/35	13,189
63,838	FHLMC, Pool #A46590, 5.000%, 8/1/35	67,516
6,315	FHLMC, Pool #A64971, 5.500%, 8/1/37	6,959
3,349,084	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,533,832
111,576	FHLMC, Pool #A96485, 4.500%, 1/1/41	119,915
594,612	FHLMC, Pool #A97897, 4.500%, 4/1/41	645,434
18,298	FHLMC, Pool #C62740, 7.000%, 1/1/32	20,335
17,760	FHLMC, Pool #C72254, 6.500%, 7/1/32	19,850
60,716	FHLMC, Pool #C90986, 7.000%, 6/1/26	64,803
18,819	FHLMC, Pool #G02184, 5.000%, 4/1/36	20,588
3,274,548	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,518,516
306,532	FHLMC, Pool #G05733, 5.000%, 11/1/39	333,268
149,944	FHLMC, Pool #J13584, 3.500%, 11/1/25	156,076
5,239,753	FHLMC, Pool #Q32917, 3.000%, 4/1/45	5,345,969
56,679	FNMA, Pool #255628, 5.500%, 2/1/25	60,415
12,793	FNMA, Pool #426830, 8.000%, 11/1/24	12,925
8,331	FNMA, Pool #540040, 7.500%, 6/1/28	8,339
14,516	FNMA, Pool #561741, 7.500%, 1/1/31	16,426
30,568	FNMA, Pool #640291, 7.000%, 8/1/32	30,983
30,040	FNMA, Pool #653301, 6.500%, 7/1/32	33,320
56,798	FNMA, Pool #653502, 6.500%, 7/1/32	63,000
30,794	FNMA, Pool #670402, 6.500%, 6/1/32	35,357
3,852	FNMA, Pool #725906, (12M LIBOR +1.554%), 4.304%, 8/1/34(A)	4,040
163,484	FNMA, Pool #745257, 6.000%, 1/1/36	185,179
1,503	FNMA, Pool #745974, (12M LIBOR +1.876%), 4.707%, 10/1/36(A)	1,588
66,675	FNMA, Pool #748895, 6.000%, 12/1/33	70,123
57,866	FNMA, Pool #758564, 6.000%, 9/1/24	63,342
62,375	FNMA, Pool #810049, 5.500%, 3/1/35	66,479
113,669	FNMA, Pool #819297, 6.000%, 9/1/35	128,750
796,283	FNMA, Pool #881279, 5.000%, 11/1/36	864,955
33,115	FNMA, Pool #889060, 6.000%, 1/1/38	37,498
79,336	FNMA, Pool #889061, 6.000%, 1/1/38	91,145
7,936	FNMA, Pool #895657, 6.500%, 8/1/36	8,748
149,201	FNMA, Pool #905049, 5.500%, 11/1/36	159,455
45,221	FNMA, Pool #908944, 5.500%, 1/1/37	48,196
508,391	FNMA, Pool #928553, 5.500%, 8/1/37	569,282
1,211,663	FNMA, Pool #931535, 5.500%, 7/1/39	1,342,937
223,375	FNMA, Pool #AA3467, 4.500%, 4/1/39	239,791
353,471	FNMA, Pool #AA4584, 4.500%, 4/1/39	379,495
87,059	FNMA, Pool #AB1800, 4.000%, 11/1/40	91,815
231,046	FNMA, Pool #AB2452, 4.000%, 3/1/26	241,487
3,192,286	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,259,127
72,588	FNMA, Pool #AD3775, 4.500%, 3/1/25	75,953

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 12.0% (Continued)
$102,022	FNMA, Pool #AD6193, 5.000%, 6/1/40	$110,868
163,649	FNMA, Pool #AE1568, 4.000%, 9/1/40	172,590
531,542	FNMA, Pool #AE2497, 4.500%, 9/1/40	574,875
66,442	FNMA, Pool #AE5441, 5.000%, 10/1/40	72,204
274,217	FNMA, Pool #AH1135, 5.000%, 1/1/41	298,000
330,358	FNMA, Pool #AH3483, 3.500%, 2/1/26	344,508
132,913	FNMA, Pool #AH3671, 4.000%, 2/1/26	139,360
479,712	FNMA, Pool #AH6622, 4.000%, 3/1/41	511,044
606,189	FNMA, Pool #AL0150, 4.000%, 2/1/41	639,312
127,532	FNMA, Pool #AL0211, 5.000%, 4/1/41	138,592
4,960,222	FNMA, Pool #AL5718, 3.500%, 9/1/44	5,165,202
715,364	FNMA, Pool #AS0779, 4.000%, 10/1/43	761,907
63,541	FNMA, Pool #AS7813, 4.000%, 8/1/46	66,538
3,765,163	FNMA, Pool #AS8703, 2.500%, 2/1/32	3,795,408
917,472	FNMA, Pool #AS8855, 3.500%, 2/1/37	945,126
976,113	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,017,285
606,517	FNMA, Pool #MA2832, 3.000%, 12/1/36	617,697
1,533,568	GNMA, Pool #4424, 5.000%, 4/20/39	1,687,251

	Total U.S. Government Mortgage-Backed Obligations	$39,498,137

	Asset-Backed Securities — 11.3%
2,231,210	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,373,931
1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 3.732%, 10/22/30(A)	1,449,208
2,400,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class B, 144a, 3.420%, 12/20/21	2,416,971
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 5.144%, 9/15/35(A)	827,582
2,816	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.140%, 2/25/33(A)(B)	2,924
2,940,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	3,010,200
184,707	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	190,146
1,100,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	1,106,051
3,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	3,351,635
2,000,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	2,052,672
1,650,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,650,000

Principal Amount		Market Value
	Asset-Backed Securities — 11.3% (Continued)
$1,684,988	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	$1,701,635
1,450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	1,470,443
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 4.174%, 4/20/31(A)	1,504,932
1,161,046	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,309,317
228,690	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	229,408
755	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)(B)	785
293,779	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	298,254
3,100,000	Tesla Auto Lease Trust, Ser 2018-B, Class C, 144a, 4.360%, 10/20/21	3,178,445
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	724,324
2,848,419	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	2,974,540
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.727%, 10/15/30(A)	598,187
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 0.000%, 7/20/32(A)	1,505,000
3,275,125	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,293,924

	Total Asset-Backed Securities	$37,220,514

	Non-Agency Collateralized Mortgage Obligations — 8.5%
3,007	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.254%, 3/25/35(A)(B)	3,046
2,108,341	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.764%, 10/25/45(A)(B)	2,192,312
3,285,726	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.764%, 10/25/45(A)(B)	3,425,959
64,625	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	63,004
4,873	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	4,660
25,698	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	25,761
1,487,015	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.576%, 8/25/43(A)(B)	1,511,470
2,109,676	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.942%, 1/25/45(A)(B)	2,129,383

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.5% (Continued)
$2,141,971	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.862%, 12/25/44(A)(B)	$2,194,635
1,344,507	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,389,696
540,464	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	551,837
60,945	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 4.640%, 2/25/35(A)(B)	62,520
152,098	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 4.451%, 4/25/35(A)(B)	154,645
37,495	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.346%, 6/25/36(A)(B)	34,305
26,632	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	27,419
1,980,475	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	2,008,936
2,880,691	PMT Loan Trust, Ser 2013-J1, Class A7, 144a, 3.500%, 9/25/43(A)(B)	2,933,980
171,346	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	125,127
293,144	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.647%, 2/25/43(A)(B)	300,689
343,712	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.647%, 2/25/43(A)(B)	352,002
543,498	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.565%, 8/25/43(A)(B)	556,664
529,217	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.509%, 5/25/43(A)(B)	541,307
1,118,885	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.081%, 7/25/44(A)(B)	1,159,576
3,122,946	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	3,176,623
3,058,768	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	3,073,954
83,889	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	83,588
78,325	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.554%, 6/25/33(A)(B)	80,611

	Total Non-Agency Collateralized Mortgage Obligations	$28,163,709

	Sovereign Government Obligations — 4.9%
575,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	615,319
250,000	Argentine Republic Government International Bond, 7.125%, 6/28/17	186,878
400,000	Colombia Government International Bond, 4.000%, 2/26/24	418,800

Principal Amount		Market Value
	Sovereign Government Obligations — 4.9% (Continued)
$521,000	Colombia Government International Bond, 5.000%, 6/15/45	$574,924
250,000	Colombia Government International Bond, 6.125%, 1/18/41	309,378
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	191,502
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	172,752
300,000	Croatia Government International Bond, 144a, 5.500%, 4/4/23	331,800
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	213,780
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	161,625
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	109,376
200,000	Ecuador Government International Bond, 144a, 7.875%, 1/23/28	197,752
300,000	Ecuador Government International Bond, 144a, 10.500%, 3/24/20	312,753
350,000	Egypt Government International Bond, 144a, 6.125%, 1/31/22	360,826
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	213,178
200,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	211,744
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	199,502
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	207,041
750,000	Hungary Government International Bond, 5.375%, 3/25/24	845,475
300,000	Indonesia Government International Bond, 144a, 3.850%, 7/18/27	309,895
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	197,895
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	185,252
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	207,093
200,000	Lebanese Republic Government International Bond MTN, 6.650%, 2/26/30	153,915
200,000	Mexico Government International Bond, 4.125%, 1/21/26	209,500
200,000	Mexico Government International Bond, 4.350%, 1/15/47	198,252
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	203,565
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	206,600
200,000	Nigeria Government International Bond, 144a, 6.375%, 7/12/23	211,500

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Sovereign Government Obligations — 4.9% (Continued)
$400,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	$417,854
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	242,769
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	187,764
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	301,560
200,000	Panama Government International Bond, 3.750%, 3/16/25	210,802
200,000	Panama Government International Bond, 4.500%, 4/16/50	224,252
200,000	Papua New Guinea Government International Bond, 144a, 8.375%, 10/4/28	213,000
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	210,002
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	316,203
1,333,000	Province of Ontario Canada, 1.875%, 5/21/20	1,329,883
300,000	Province of Santa Fe, 144a, 7.000%, 3/23/23	258,000
200,000	Qatar Government International Bond, 144a, 4.000%, 3/14/29	215,500
200,000	Republic of Armenia International Bond, 144a, 6.000%, 9/30/20	205,664
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	525,510
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	215,088
300,000	Republic of Poland Government International Bond, 3.250%, 4/6/26	317,100
200,000	Republic of Poland Government International Bond, 4.000%, 1/22/24	215,194
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	309,000
250,000	Romanian Government International Bond, 144a, 4.375%, 8/22/23	264,875
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	365,552
350,000	Turkey Government International Bond, 4.875%, 4/16/43	272,285
400,000	Turkey Government International Bond, 5.125%, 3/25/22	394,044
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	205,926
200,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	196,440
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	391,395
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	216,400

	Total Sovereign Government Obligations	$16,139,934

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 4.1%
$4,558,589	FHLMC REMIC, Ser 3331 Class PE, 6.000%, 6/15/37	$5,067,727
1,312,767	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,441,733
775,000	FHLMC REMIC, Ser 4092, Class AY, 3.000%, 8/15/32	793,523
166,336	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 7.870%, 12/25/29(A)(B)	196,496
239,738	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	270,438
1,397,524	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	45,247
79,809	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	81,888
815,100	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	843,836
22,934	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	24,479
92,557	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 2.654%, 8/25/44(A)	92,015
2,545,940	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,699,460
7,840,723	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(A)(B)(C)	267,082
4,276,495	GNMA, Ser 2016-113, Class IO, 1.177%, 2/16/58(A)(B)(C)	395,200
17,084,929	GNMA, Ser 2016-140, Class IO, 0.934%, 5/16/58(A)(B)(C)	1,189,518
82,347	GNMA, Ser 2017-120, Class UZ, 4.000%, 8/20/47	81,921

	Total Agency Collateralized Mortgage Obligations	$13,490,563

	Commercial Mortgage-Backed Securities — 2.2%
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	604,266
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	569,245
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	612,709
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,803,642
3,000,000	Hudson Yards 2016-10HY Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,039,793

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 2.2% (Continued)
$528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 10/6/38(A)(B)	$524,010

	Total Commercial Mortgage-Backed Securities	$7,153,665

Shares
	Short-Term Investment Fund — 1.1%
3,733,512	Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	$3,733,512

	Total Investment Securities —99.8% (Cost $321,207,862)	$328,856,927
	Other Assets in Excess of Liabilities — 0.2%	754,166

	Net Assets — 100.0%	$329,611,093

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These Securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $100,396,099 or 30.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$96,394,817	$—	$96,394,817
U.S. Treasury Obligations	—	87,062,076	—	87,062,076
U.S. Government Mortgage-Backed Obligations	—	39,498,137	—	39,498,137
Asset-Backed Securities	—	37,220,514	—	37,220,514
Non-Agency Collateralized Mortgage Obligations	—	28,163,709	—	28,163,709
Sovereign Government Obligations	—	16,139,934	—	16,139,934
Agency Collateralized Mortgage Obligations	—	13,490,563	—	13,490,563
Commercial Mortgage-Backed Securities	—	7,153,665	—	7,153,665
Short-Term Investment Fund	3,733,512	—	—	3,733,512

Total Assets	$3,733,512	$325,123,415	$—	$328,856,927

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.6%
Japan — 24.3%
Communication Services — 4.2%
DeNA Co. Ltd.	3,000	$57,518
Fuji Media Holdings, Inc.	20,600	287,735
KDDI Corp.	21,200	539,470
Nippon Telegraph & Telephone Corp.	6,400	298,174
NTT DOCOMO, Inc.	15,000	349,979

Consumer Discretionary — 9.5%
ABC-Mart, Inc.	8,300	541,299
Bandai Namco Holdings, Inc.	9,500	460,984
Fast Retailing Co. Ltd.	300	181,590
K’s Holdings Corp.	37,600	355,035
Pan Pacific International Holdings Corp.	6,400	406,909
Shimamura Co. Ltd.	3,600	269,518
Skylark Holdings Co. Ltd.†	29,500	515,553
Suzuki Motor Corp.	7,100	334,028
Yamada Denki Co. Ltd.†	76,100	336,794
ZOZO, Inc.	2,700	50,671

Consumer Staples — 6.6%
Ain Holdings, Inc.	6,900	401,731
Coca-Cola Bottlers Japan Holdings, Inc.	4,000	101,456
Ezaki Glico Co. Ltd.	10,700	477,014
FamilyMart UNY Holdings Co. Ltd.	15,700	374,830
Lawson, Inc.	11,300	542,873
Lion Corp.	10,300	192,149
NH Foods Ltd.	5,200	222,949
Yamazaki Baking Co. Ltd.	6,800	102,957

Energy — 0.5%
Idemitsu Kosan Co. Ltd.	5,700	172,396

Health Care — 2.3%
Nihon Kohden Corp.	16,800	456,483
Olympus Corp.	10,900	121,305
Sumitomo Dainippon Pharma Co. Ltd.	14,100	268,431

Industrials — 0.7%
Hoshizaki Corp.	2,900	216,257
Yamato Holdings Co. Ltd.	2,600	52,997

Real Estate — 0.2%
Daito Trust Construction Co. Ltd.	500	63,765

Utilities — 0.3%
Kansai Electric Power Co., Inc. (The)	10,200	116,926

Total Japan		8,869,776

Hong Kong — 10.2%
Communication Services — 1.4%
PCCW Ltd.	871,000	502,634

	Shares	Market Value
Hong Kong — (Continued)
Consumer Discretionary — 1.1%
Yue Yuen Industrial Holdings Ltd.	142,000	$389,006

Consumer Staples — 2.7%
Dairy Farm International Holdings Ltd.	51,300	366,795
Sun Art Retail Group Ltd.	338,000	320,317
WH Group Ltd., 144a	284,500	288,595

Industrials — 2.5%
Jardine Matheson Holdings Ltd.	8,300	523,066
Jardine Strategic Holdings Ltd.	10,200	389,204

Information Technology — 0.6%
ASM Pacific Technology Ltd.	22,800	233,755

Real Estate — 1.9%
Link REIT	44,000	541,438
Swire Properties Ltd.	38,600	156,049

Total Hong Kong		3,710,859

United Kingdom — 9.9%
Communication Services — 1.7%
Cineworld Group PLC	82,600	265,811
Pearson PLC	34,769	361,738

Consumer Discretionary — 1.8%
Compass Group PLC	11,539	276,520
Next PLC	5,387	377,235

Consumer Staples — 0.5%
J Sainsbury PLC	68,963	171,373

Financials — 1.1%
IG Group Holdings PLC	52,552	389,886

Industrials — 2.7%
Cobham PLC*	341,686	462,461
easyJet PLC	24,439	295,895
Royal Mail PLC	78,243	210,554

Information Technology — 0.7%
Micro Focus International PLC	10,416	273,941

Utilities — 1.4%
Centrica PLC	359,372	400,616
United Utilities Group PLC	11,542	114,888

Total United Kingdom		3,600,918

8

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.6% (Continued)
Australia — 8.1%
Communication Services — 0.5%
Telstra Corp. Ltd.	63,264	$171,073

Consumer Discretionary — 1.1%
Domino’s Pizza Enterprises Ltd.	14,843	392,269

Consumer Staples — 0.3%
Metcash Ltd.	69,921	126,464

Financials — 0.5%
nib holdings Ltd.	33,496	180,625

Materials — 4.3%
Evolution Mining Ltd.	134,686	412,786
Fortescue Metals Group Ltd.	20,355	129,449
Newcrest Mining Ltd.	25,811	579,876
Northern Star Resources Ltd.	49,927	409,593
Saracen Mineral Holdings Ltd.*	18,704	48,421

Utilities — 1.4%
APA Group	65,574	497,268

Total Australia		2,947,824

Denmark — 7.6%
Consumer Discretionary — 0.8%
Pandora A/S	8,758	311,540

Consumer Staples — 0.9%
Royal Unibrew A/S	4,512	329,853

Health Care — 4.6%
Ambu A/S - Class B	10,404	169,130
Ascendis Pharma A/S ADR*	1,364	157,065
Coloplast A/S - Class B	1,115	126,038
Genmab A/S*	1,222	224,698
GN Store Nord A/S	2,485	116,168
H Lundbeck A/S	9,737	385,675
Novo Nordisk A/S - Class B	9,571	488,860

Industrials — 0.9%
Vestas Wind Systems A/S	3,810	330,074

Utilities — 0.4%
Orsted A/S, 144a	1,648	142,502

Total Denmark		2,781,603

Germany — 6.1%
Consumer Discretionary — 3.4%
adidas AG	1,764	544,587
Puma SE	5,978	398,678
Zalando SE, 144a*	6,855	304,154

Consumer Staples — 1.2%
METRO AG	25,278	462,054

	Shares	Market Value
Germany — (Continued)
Industrials — 0.9%
Deutsche Lufthansa AG	3,762	$64,466
OSRAM Licht AG	7,862	259,707

Real Estate — 0.6%
Deutsche Wohnen SE	2,090	76,584
Vonovia SE	2,807	134,090

Total Germany		2,244,320

Ireland — 3.6%
Consumer Discretionary — 0.2%
Paddy Power Betfair PLC	780	58,720

Consumer Staples — 2.0%
Glanbia PLC	12,512	203,452
Kerry Group PLC - Class A	4,491	536,205

Financials — 0.9%
AIB Group PLC	83,201	340,210

Health Care — 0.2%
Amarin Corp. PLC ADR†	3,200	62,048

Materials — 0.3%
James Hardie Industries PLC	7,422	97,705

Total Ireland		1,298,340

France — 3.4%
Communication Services — 1.1%
Eutelsat Communications SA	22,196	414,930

Consumer Staples — 0.4%
Carrefour SA	8,061	155,641

Financials — 0.4%
SCOR SE	3,155	138,336

Industrials — 0.4%
Getlink SE	8,661	138,764

Information Technology — 1.1%
Ingenico Group SA	4,472	395,520

Total France		1,243,191

Sweden — 3.3%
Consumer Discretionary — 0.8%
Hennes & Mauritz AB	15,450	275,121

Consumer Staples — 1.5%
ICA Gruppen AB	12,739	547,634

Health Care — 0.2%
Elekta AB - Class B	5,956	86,581

9

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.6% (Continued)
Sweden — (Continued)
Information Technology — 0.8%
Telefonaktiebolaget LM Ericsson - Class B	30,999	$294,234

Total Sweden		1,203,570

Netherlands — 2.9%
Consumer Staples — 1.4%
Koninklijke Ahold Delhaize NV	23,206	520,968

Energy — 0.4%
SBM Offshore NV	6,753	130,363

Industrials — 1.1%
Signify NV, 144a	13,347	394,599

Total Netherlands		1,045,930

Israel — 2.8%
Financials — 1.0%
Bank Leumi Le-Israel BM	49,930	360,896

Health Care — 0.4%
Teva Pharmaceutical Industries Ltd.*	14,573	133,585

Information Technology — 1.4%
Nice Ltd.*	3,802	520,477

Total Israel		1,014,958

Belgium — 2.5%
Consumer Staples — 1.2%
Colruyt SA	7,382	428,098

Health Care — 1.3%
UCB SA	5,973	495,697

Total Belgium		923,795

Italy — 2.3%
Consumer Discretionary — 0.7%
PRADA SpA	81,800	252,935

Financials — 0.9%
Unione di Banche Italiane SpA	127,300	347,561

Industrials — 0.7%
Atlantia SpA	9,938	259,147

Total Italy		859,643

Switzerland — 2.1%
Communication Services — 0.4%
Sunrise Communications Group AG, 144a	1,727	128,987

	Shares	Market Value
Switzerland — (Continued)
Consumer Staples — 1.4%
Chocoladefabriken Lindt & Spruengli AG	49	$356,633
Chocoladefabriken Lindt & Spruengli AG	2	162,672

Real Estate — 0.3%
PSP Swiss Property AG	1,096	128,102

Total Switzerland		776,394

Finland — 2.1%
Communication Services — 0.4%
Elisa OYJ	2,645	129,057

Energy — 1.0%
Neste Oyj	10,513	357,415

Health Care — 0.7%
Orion Oyj - Class B	7,290	267,331

Total Finland		753,803

New Zealand — 1.9%
Communication Services — 1.6%
Spark New Zealand Ltd.	212,214	570,936

Consumer Staples — 0.3%
a2 Milk Co. Ltd.*	11,898	117,613

Total New Zealand		688,549

Norway — 1.8%
Consumer Staples — 1.8%
Mowi ASA	21,601	505,440
Orkla ASA	18,700	165,961

Total Norway		671,401

Spain — 1.5%
Utilities — 1.5%
Endesa SA	4,480	115,228
Red Electrica Corp. SA	20,260	421,978

Total Spain		537,206

Luxembourg — 1.0%
Communication Services — 1.0%
SES SA	23,088	360,984

Singapore — 0.7%
Industrials — 0.7%
SATS Ltd.	68,300	263,524

United States — 0.5%
Industrials — 0.5%
Reliance Worldwide Corp. Ltd.	71,832	177,749

Total Common Stocks		$35,974,337

10

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Funds — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	329,387	$329,387
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	885,023	885,023

Total Short-Term Investment Funds		$1,214,410

Total Investment Securities —101.9% (Cost $36,916,783)		$37,188,747
Liabilities in Excess of Other Assets — (1.9%)		(679,349)

Net Assets — 100.0%		$36,509,398

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $846,537.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $1,258,837 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$8,869,776	$—	$8,869,776
Hong Kong	1,278,867	2,431,992	—	3,710,859
United Kingdom	1,142,771	2,458,147	—	3,600,918
Australia	—	2,947,824	—	2,947,824
Denmark	835,805	1,945,798	—	2,781,603
Germany	1,773,939	470,381	—	2,244,320
Ireland	1,200,635	97,705	—	1,298,340
France	1,243,191	—	—	1,243,191
Sweden	822,755	380,815	—	1,203,570
Netherlands	394,599	651,331	—	1,045,930
Israel	—	1,014,958	—	1,014,958
Belgium	428,098	495,697	—	923,795
Italy	—	859,643	—	859,643
Switzerland	647,407	128,987	—	776,394
Finland	129,057	624,746	—	753,803
New Zealand	—	688,549	—	688,549
Norway	—	671,401	—	671,401
Spain	—	537,206	—	537,206
Luxembourg	360,984	—	—	360,984
Singapore	—	263,524	—	263,524
United States	—	177,749	—	177,749
Short-Term Investment Funds	1,214,410	—	—	1,214,410

Total	$11,472,518	$25,716,229	$—	$37,188,747

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.9%
Consumer Discretionary — 19.7%
Advance Auto Parts, Inc.	1,058	$163,080
AutoZone, Inc.*	639	702,561
Chipotle Mexican Grill, Inc.*	729	534,270
Dollar Tree, Inc.*	1,347	144,654
Domino’s Pizza, Inc.	693	192,848
Etsy, Inc.*	446	27,371
Expedia Group, Inc.	2,263	301,047
Gap, Inc. (The)	7,761	139,465
General Motors Co.	1,066	41,073
GrubHub, Inc.*	3,487	271,951
H&R Block, Inc.	17,348	508,296
Hasbro, Inc.	1,125	118,890
Kohl’s Corp.	971	46,171
L Brands, Inc.	2,475	64,598
Lululemon Athletica, Inc. (Canada)*	794	143,087
Macy’s, Inc.	5,772	123,867
McDonald’s Corp.	635	131,864
Newell Brands, Inc.	2,663	41,063
NVR, Inc.*	28	94,367
Roku, Inc.*	969	87,772
ServiceMaster Global Holdings, Inc.*	943	49,121
Tesla, Inc.*†	1,647	368,039
Ulta Beauty, Inc.*	1,350	468,302
Wynn Resorts Ltd.	1,469	182,141
Yum China Holdings, Inc. (China)	5,578	257,704

		5,203,602

Financials — 14.5%
AGNC Investment Corp.	35,926	604,275
Annaly Capital Management, Inc.	71,717	654,776
Cboe Global Markets, Inc.	7,173	743,338
CME Group, Inc.	2,184	423,936
Everest Re Group Ltd. (Bermuda)	2,496	616,961
MarketAxess Holdings, Inc.	2,429	780,729

		3,824,015

Utilities — 13.8%
Aqua America, Inc.	3,531	146,077
CMS Energy Corp.	1,293	74,878
Consolidated Edison, Inc.	8,846	775,617
Dominion Energy, Inc.	1,962	151,702
Edison International	9,140	616,127
Eversource Energy	9,884	748,812
NextEra Energy, Inc.	1,879	384,930
PG&E Corp.*	9,783	224,226
Public Service Enterprise Group, Inc.	1,220	71,760
Sempra Energy	3,297	453,140

		3,647,269

Consumer Staples — 13.5%
Bunge Ltd.	7,823	435,819
Campbell Soup Co.	15,263	611,588
Clorox Co. (The)	1,513	231,655
Coca-Cola European Partners PLC (United Kingdom)	1,754	99,101
General Mills, Inc.	7,834	411,442

	Shares	Market Value
Consumer Staples — (Continued)
Hershey Co. (The)	2,099	$281,329
JM Smucker Co. (The)	3,224	371,373
Kellogg Co.	2,112	113,140
Kraft Heinz Co. (The)	9,664	299,971
Kroger Co. (The)	18,014	391,084
Lamb Weston Holdings, Inc.	4,469	283,156
Molson Coors Brewing Co. - Class B	699	39,144

		3,568,802

Health Care — 12.4%
Alnylam Pharmaceuticals, Inc.*	844	61,241
Biogen, Inc.*	1,803	421,668
Bristol-Myers Squibb Co.	4,153	188,339
DENTSPLY SIRONA, Inc.	6,701	391,070
DexCom, Inc.*	2,603	390,034
Exact Sciences Corp.*	592	69,880
Humana, Inc.	1,493	396,093
Jazz Pharmaceuticals PLC (Ireland)*	2,933	418,128
Molina Healthcare, Inc.*	1,030	147,434
Nektar Therapeutics*	9,328	331,890
Neurocrine Biosciences, Inc.*	3,650	308,170
Sage Therapeutics, Inc.*	500	91,545
Universal Health Services, Inc. - Class B	483	62,978

		3,278,470

Real Estate — 7.2%
American Tower Corp. REIT	297	60,722
Crown Castle International Corp. REIT	1,238	161,373
Extra Space Storage, Inc. REIT	7,126	756,069
Public Storage REIT	3,194	760,715
Ventas, Inc. REIT	2,484	169,781

		1,908,660

Communication Services — 5.5%
Activision Blizzard, Inc.	1,913	90,294
Discovery, Inc. - Class C*	4,589	130,557
Fox Corp. - Class A	2,911	106,659
Fox Corp. - Class B	1,181	43,142
Snap, Inc. - Class A*	22,678	324,295
Verizon Communications, Inc.	3,638	207,839
Viacom, Inc. - Class B	18,478	551,938

		1,454,724

Industrials — 4.8%
Equifax, Inc.	384	51,932
General Electric Co.	48,041	504,431
Nielsen Holdings PLC	11,818	267,087
WW Grainger, Inc.	1,630	437,215

		1,260,665

Information Technology — 3.6%
Ciena Corp.*	801	32,945
Dell Technologies, Inc. - Class C*	766	38,913
QUALCOMM, Inc.	3,008	228,819
Symantec Corp.	23,736	516,495
Trade Desk, Inc. (The) - Class A*	600	136,668

		953,840

12

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.9% (Continued)
Materials — 3.0%
Newmont Mining Corp.	20,834	$801,484

Energy — 0.9%
Baker Hughes a GE Co.	7,711	189,922
Cabot Oil & Gas Corp.	1,336	30,675

		220,597

Total Common Stocks		$26,122,128

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	278,251	$278,251
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	308,263	308,263

Total Short-Term Investment Funds		$586,514

Total Investment Securities — 101.1% (Cost $25,188,567)		$26,708,642
Liabilities in Excess of Other Assets — (1.1%)		(296,084)

Net Assets — 100.0%		$26,412,558

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $302,788.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$26,122,128	$—	$—	$26,122,128
Short-Term Investment Funds	586,514	—	—	586,514

Total Assets	$26,708,642	$—	$—	$26,708,642

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Credit Opportunities II Fund (formerly known as Arbitrage Fund) – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 86.0%
	Industrials — 17.6%
$225,000	Berry Global Escrow Corp., 144a, 4.875%, 7/15/26	$229,781
625,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	615,625
270,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	271,158
445,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	453,900
90,000	Bombardier, Inc. (Canada), 144a, 7.875%, 4/15/27	90,113
485,000	Builders FirstSource, Inc., 144a, 5.625%, 9/1/24	499,875
355,000	Builders FirstSource, Inc., 144a, 6.750%, 6/1/27	374,525
775,000	BWAY Holding Co., 144a, 5.500%, 4/15/24	775,387
224,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	227,662
259,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	264,180
365,000	GFL Environmental, Inc. (Canada), 144a, 7.000%, 6/1/26	373,669
445,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	394,938
225,000	IAA, Inc., 144a, 5.500%, 6/15/27	234,000
300,000	JELD-WEN, Inc., 144a, 4.875%, 12/15/27	290,250
715,000	OI European Group BV (Netherlands), 144a, 4.000%, 3/15/23	718,575
535,000	RBS Global, Inc. / Rexnord LLC, 144a, 4.875%, 12/15/25	541,688
715,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	745,387
483,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.125%, 6/1/25	484,208
765,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	805,162
550,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	526,625
535,000	United Rentals North America, Inc., 5.875%, 9/15/26	569,775
445,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	474,481

		9,960,964

	Communication Services — 15.5%
300,000	AMC Networks, Inc., 4.750%, 8/1/25	303,000
445,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	454,434
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	279,547

Principal Amount		Market Value
	Corporate Bonds — 86.0% (Continued)
	Communication Services — (Continued)
$180,000	CommScope LLC, 144a, 5.500%, 3/1/24	$184,725
180,000	CommScope LLC, 144a, 6.000%, 3/1/26	184,500
173,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	172,533
225,000	Frontier Communications Corp., 11.000%, 9/15/25	139,500
270,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	261,900
300,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 5.250%, 12/1/27	310,500
270,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	246,375
225,000	Intelsat Luxembourg SA (Luxembourg), 8.125%, 6/1/23	173,812
225,000	Lee Enterprises, Inc., 144a, 9.500%, 3/15/22	228,938
355,000	Level 3 Financing, Inc., 5.250%, 3/15/26	367,425
355,000	Level 3 Financing, Inc., 5.375%, 1/15/24	362,988
535,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	554,239
95,000	Nexstar Escrow, Inc., 144a, 5.625%, 7/15/27	97,256
535,000	Qwest Corp., 6.875%, 9/15/33	534,429
355,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	347,900
355,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	362,987
445,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	461,131
65,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	66,638
260,000	Sprint Corp., 7.625%, 2/15/25	276,900
520,000	Sprint Corp., 7.625%, 3/1/26	554,320
535,000	T-Mobile USA, Inc., 4.750%, 2/1/28	550,435
550,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23	541,750
715,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 8/15/26	740,919

		8,759,081

	Energy — 12.7%
270,000	Centennial Resource Production LLC, 144a, 5.375%, 1/15/26	256,500
270,000	Centennial Resource Production LLC, 144a, 6.875%, 4/1/27	272,700
710,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	710,000

14

Touchstone Credit Opportunities II Fund (formerly known as Arbitrage Fund) (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 86.0% (Continued)
	Energy — (Continued)
$225,000	Covey Park Energy LLC / Covey Park Finance Corp., 144a, 7.500%, 5/15/25	$162,000
527,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	528,318
550,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	558,937
265,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	215,313
355,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 144a, 5.625%, 2/15/26	365,206
270,000	Laredo Petroleum, Inc., 6.250%, 3/15/23	251,181
400,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	396,000
355,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 5.375%, 1/15/25	363,875
355,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 6.250%, 6/1/24	369,200
225,000	Rowan Cos., Inc., 7.375%, 6/15/25	174,375
225,000	SRC Energy, Inc., 6.250%, 12/1/25	204,750
310,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	297,600
310,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	271,250
535,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	567,100
355,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	354,556
355,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	356,331
355,000	Transocean Sentry Ltd. (Cayman Islands), 144a, 5.375%, 5/15/23	355,444
225,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	145,688

		7,176,324

	Consumer Discretionary — 12.3%
445,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	441,663
504,000	Century Communities, Inc., 144a, 6.750%, 6/1/27	510,930
250,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	223,125
715,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	711,425
180,000	L Brands, Inc., 6.750%, 7/1/36	154,800
180,000	L Brands, Inc., 6.875%, 11/1/35	160,085
86,000	L Brands, Inc., 7.500%, 6/15/29	85,991

Principal Amount		Market Value
	Corporate Bonds — 86.0% (Continued)
	Consumer Discretionary — (Continued)
$716,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	$736,585
310,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	325,112
300,000	Newell Brands, Inc., 4.200%, 4/1/26	298,150
270,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 6.250%, 5/15/26	280,463
270,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 8.500%, 5/15/27	278,100
355,000	Penske Automotive Group, Inc., 5.500%, 5/15/26	370,087
715,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	736,450
694,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	700,940
445,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	451,953
445,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	462,800

		6,928,659

	Consumer Staples — 6.0%
433,000	B&G Foods, Inc., 5.250%, 4/1/25	437,330
535,000	Core & Main LP, 144a, 6.125%, 8/15/25	540,350
985,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	992,387
895,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	920,508
535,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24	486,850

		3,377,425

	Real Estate — 5.4%
715,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	736,450
535,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	547,706
300,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	268,500
715,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	715,894
544,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23	489,600
310,000	WeWork Cos., Inc., 144a, 7.875%, 5/1/25	305,846

		3,063,996

	Health Care — 5.4%
670,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	680,887

15

Touchstone Credit Opportunities II Fund (formerly known as Arbitrage Fund) (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 86.0% (Continued)
	Health Care — (Continued)
$13,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25	$7,767
500,000	BioScrip, Inc., 8.875%, 2/15/21	506,250
225,000	HCA, Inc., 5.625%, 9/1/28	243,563
225,000	HCA, Inc., 5.875%, 2/1/29	246,656
225,000	HCA, Inc., 7.690%, 6/15/25	264,375
445,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	451,675
270,000	RegionalCare Hospital Partners Holdings, Inc., 144a, 8.250%, 5/1/23	287,381
355,000	Sotera Health Holdings LLC, 144a, 6.500%, 5/15/23	359,438

		3,047,992

	Materials — 5.3%
555,000	Constellium NV (Netherlands), 144a, 5.750%, 5/15/24	568,875
430,000	Constellium NV (Netherlands), 144a, 5.875%, 2/15/26	441,825
225,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	225,000
225,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	215,437
225,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43	205,875
137,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	138,712
746,000	New Gold, Inc. (Canada), 144a, 6.250%, 11/15/22	695,645
299,000	Novelis Corp., 144a, 5.875%, 9/30/26	302,738
185,000	Tronox Finance PLC (United Kingdom), 144a, 5.750%, 10/1/25	179,450

		2,973,557

	Information Technology — 2.7%
325,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 144a, 10.000%, 11/30/24	353,031
500,000	NCR Corp., 5.000%, 7/15/22	504,230
620,000	Nuance Communications, Inc., 5.625%, 12/15/26	646,536

		1,503,797

	Financials — 1.8%
270,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.000%, 11/15/25	243,675
250,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	258,125
535,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144a, 8.250%, 8/1/23	548,215

		1,050,015

Principal Amount		Market Value
	Corporate Bonds — 86.0% (Continued)
	Utilities — 1.3%
$174,000	NextEra Energy Operating Partners LP, 144a, 4.250%, 7/15/24	$175,091
546,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	565,792

		740,883

	Total Corporate Bonds	$48,582,693

	Bank Loans(A) — 9.7%
	Energy — 3.1%
339,135	BCP Raptor LLC, Initial Term Loan (LIBOR +4.250%), 6/24/24(B)	321,330
355,065	Blackstone CQP Holdco LP, Initial Term Loan (LIBOR +3.500%), 6/20/24(B)	355,420
379,043	Brazos Delaware II LLC, Initial Term Loan (LIBOR +4.000%), 6.383%, 5/21/25(B)	355,826
249,375	Gulf Finance LLC, Tranche B Term Loan (LIBOR +5.250%), 8/25/23(B)	203,136
339,226	Ultra Resources, Inc., Senior Secured Term Loan (LIBOR +3.750%), 4/12/24(B)	257,245
254,356	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 1/27/25	249,480

		1,742,437

	Communication Services — 1.8%
244,377	Frontier Communications Corp., Term B-1 Loan (LIBOR +3.750%), 6/17/24(B)	239,286
170,000	Intelsat Jackson Holdings SA, Tranche B-3 Term Loan (LIBOR +3.750%), 11/27/23(B)	168,088
113,694	Perforce Software, Inc., First Lien Term Loan (LIBOR +4.500%), 7/8/26(B)	113,410
518,697	Sprint Communications, Inc., 2018 Incremental Term Loan (LIBOR +3.000%), 2/2/24	513,349

		1,034,133

	Industrials — 1.7%
218,064	Cumulus Media New Holdings Inc., Exit Term Loan (LIBOR +4.500%), 5/13/22(B)	217,791
418,923	Forterra Finance LLC, Replacement Term Loan (LIBOR +3.000%), 10/25/23(B)	385,992
334,148	Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien) (LIBOR +0.000%), 11/28/21(B)	326,352

		930,135

	Consumer Discretionary — 1.4%
398,922	Golden Nugget, Inc., B Team Loan (LIBOR +2.750%), 10/4/23(B)	395,252

16

Touchstone Credit Opportunities II Fund (formerly known as Arbitrage Fund) (Unaudited) (Continued)

Principal Amount		Market Value
	Bank Loans(A) — 9.7% (Continued)
	Consumer Discretionary — (Continued)
$325,000	Petco Animal Supplies Inc., Term Loan (LIBOR +3.250%), 1/26/23(B)	$251,244
171,600	PetSmart, Inc., Tranche B-2 Loan (LIBOR +3.000%), 3/11/22(B)	166,828

		813,324

	Information Technology — 1.2%
200,000	Evergreen Skills Lux SARL, First Lien Initial Term Loan (Luxembourg) (LIBOR +4.750%), 4/28/21(B)	172,084
520,000	MA Financeco LLC, Tranche B-2 Term Loan (LIBOR +2.250%), 4.652%, 11/19/21	513,718

		685,802

	Health Care — 0.5%
254,361	LifePoint Health, Inc., First Lien Term B Loan (LIBOR +4.500%), 6.904%, 11/16/25	252,680

	Total Bank Loans	$5,458,511

	Shares
Short-Term Investment Fund — 14.2%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	8,004,451	$8,004,451

Total Investment Securities — 109.9%		$62,045,655
Liabilities in Excess of Other Assets — (9.9%)		(5,598,863)

Net Assets — 100.0%		$56,446,792

(A)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2019.
(B)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $35,084,101 or 62.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$48,582,693	$—	$48,582,693
Bank Loans	—	5,458,511	—	5,458,511
Short-Term Investment Fund	8,004,451	—	—	8,004,451

Total	$8,004,451	$54,041,204	$—	$62,045,655

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 98.0%
	Communication Services — 18.3%
$1,499,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	$1,536,475
463,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	465,361
526,000	Altice France SA (France), 144a, 6.250%, 5/15/24	541,780
334,000	Altice France SA (France), 144a, 7.375%, 5/1/26	342,350
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	666,750
265,000	AMC Networks, Inc., 4.750%, 8/1/25	267,650
292,000	AMC Networks, Inc., 5.000%, 4/1/24	300,395
735,000	Belo Corp., 7.250%, 9/15/27	790,125
339,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	353,408
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	347,986
975,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	1,016,437
769,000	Cablevision Systems Corp., 5.875%, 9/15/22	807,450
297,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	307,502
505,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 5/1/25	522,044
1,588,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	1,639,610
975,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	1,022,531
480,000	CenturyLink, Inc., 5.625%, 4/1/25	489,600
584,000	CenturyLink, Inc., 5.800%, 3/15/22	608,820
436,000	CenturyLink, Inc., 6.450%, 6/15/21	461,070
25,000	CenturyLink, Inc., 6.750%, 12/1/23	26,969
564,000	CenturyLink, Inc., 6.875%, 1/15/28	564,000
150,000	CommScope LLC, 144a, 5.500%, 3/1/24	153,938
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	644,670
628,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	599,112
966,000	CSC Holdings LLC, 5.250%, 6/1/24	1,003,432
400,000	CSC Holdings LLC, 144a, 5.375%, 7/15/23	411,000
561,000	CSC Holdings LLC, 144a, 5.500%, 5/15/26	587,619
533,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	581,636
1,086,000	CSC Holdings LLC, 144a, 7.750%, 7/15/25	1,174,943
1,723,000	DISH DBS Corp., 5.875%, 7/15/22	1,748,845
1,835,000	DISH DBS Corp., 6.750%, 6/1/21	1,924,456
1,137,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	1,091,520
211,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	216,564

Principal Amount		Market Value
	Communication Services — (Continued)
$416,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	$379,600
274,000	Netflix, Inc., 4.375%, 11/15/26	280,247
1,153,000	Netflix, Inc., 144a, 5.375%, 11/15/29	1,224,705
673,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	697,201
225,000	Nexstar Escrow, Inc., 144a, 5.625%, 7/15/27	230,344
237,000	Nokia OYJ (Finland), 4.375%, 6/12/27	243,221
552,000	Qualitytech LP/QTS Finance Corp., 144a, 4.750%, 11/15/25	546,480
480,000	Sable International Finance Ltd. (Cayman Islands), 144a, 5.750%, 9/7/27	483,300
485,000	Sinclair Television Group, Inc., 144a, 5.875%, 3/15/26	495,767
842,000	Sirius XM Radio, Inc., 144a, 4.625%, 7/15/24	861,602
248,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	256,990
591,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	605,893
955,000	Sprint Capital Corp., 6.875%, 11/15/28	981,549
2,149,000	Sprint Corp., 7.125%, 6/15/24	2,278,585
223,000	Sprint Corp., 7.625%, 2/15/25	237,495
293,000	Sprint Corp., 7.625%, 3/1/26	312,338
353,000	Telecom Italia Capital SA (Luxembourg), 6.000%, 9/30/34	360,060
865,000	Telecom Italia Capital SA (Luxembourg), 6.375%, 11/15/33	897,437
222,000	Univision Communications, Inc., 144a, 5.125%, 5/15/23	217,005
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	250,179
174,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	178,839
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	624,870
667,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	676,805
575,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	585,856

		37,122,416

	Energy — 15.8%
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,168,912
584,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	592,030
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,184,820
542,000	Buckeye Partners LP, 3.950%, 12/1/26	480,340
511,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/23†	493,115

18

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Energy — (Continued)
$795,000	Chesapeake Energy Corp., 4.875%, 4/15/22	$751,275
761,000	Chesapeake Energy Corp., 5.750%, 3/15/23	713,437
171,000	Chesapeake Energy Corp., 7.000%, 10/1/24	153,473
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	717,750
823,000	Ensco PLC (United Kingdom), 7.750%, 2/1/26	613,135
598,000	Ensign Drilling, Inc. (Canada), 144a, 9.250%, 4/15/24	589,030
460,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	371,450
997,000	FTS International, Inc., 6.250%, 5/1/22	924,717
1,002,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	964,425
1,101,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	1,092,742
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	488,290
1,343,000	Gulfport Energy Corp., 6.375%, 5/15/25	1,039,146
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	414,915
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	345,863
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	437,175
487,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.000%, 8/1/26	496,740
1,161,000	Montage Resources Corp., 8.875%, 7/15/23	978,142
333,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	346,320
646,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	820,420
531,000	NuStar Logistics LP, 6.000%, 6/1/26	549,585
1,338,000	Parkland Fuel Corp. (Canada), 144a, 6.000%, 4/1/26	1,368,105
421,000	PDC Energy, Inc., 5.750%, 5/15/26	413,633
1,012,000	PDC Energy, Inc., 6.125%, 9/15/24	1,012,000
343,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	351,146
1,053,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	1,066,162
477,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	486,397
270,000	Precision Drilling Corp. (Canada), 144a, 7.125%, 1/15/26	261,225
340,000	Range Resources Corp., 5.000%, 8/15/22	322,575
479,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	472,179

Principal Amount		Market Value
	Energy — (Continued)
$1,052,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	$1,004,660
1,379,000	Shelf Drilling Holdings Ltd. (Cayman Islands), 144a, 8.250%, 2/15/25	1,272,817
857,000	Southwestern Energy Co., 6.200%, 1/23/25	782,012
696,000	Southwestern Energy Co., 7.500%, 4/1/26	659,376
789,000	Sunoco LP / Sunoco Finance Corp., 144a, 6.000%, 4/15/27	828,450
580,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	598,850
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	255,846
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	312,609
313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	314,174
554,000	Tullow Oil PLC (United Kingdom), 144a, 7.000%, 3/1/25	563,003
2,401,000	Unit Corp., 6.625%, 5/15/21	2,172,905
850,000	Whiting Petroleum Corp., 6.250%, 4/1/23	847,875

		32,093,246

	Consumer Discretionary — 13.9%
263,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	265,959
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	705,460
661,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	669,262
535,000	Ahern Rentals, Inc., 144a, 7.375%, 5/15/23	474,813
462,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	471,319
446,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	455,478
505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	508,788
311,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	315,665
555,000	Brinker International, Inc., 3.875%, 5/15/23	548,063
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	544,013
249,000	Brookfield Residential Properties, Inc. (Canada), 144a, 6.375%, 5/15/25	251,490
247,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.125%, 7/1/22	251,323
337,000	Cedar Fair LP, 144a, 5.250%, 7/15/29	343,844

19

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Consumer Discretionary — (Continued)
$231,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	$237,353
453,000	Central Garden & Pet Co., 5.125%, 2/1/28	445,073
1,029,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,033,888
395,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 2/15/23	417,713
510,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	551,540
721,000	Group 1 Automotive, Inc., 144a, 5.250%, 12/15/23	738,124
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	499,374
315,000	Hertz Corp. (The), 5.875%, 10/15/20	315,394
1,034,000	Hertz Corp. (The), 7.375%, 1/15/21	1,035,292
540,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	560,925
477,000	Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	497,869
551,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	581,994
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	486,719
402,000	Lennar Corp., 4.750%, 5/30/25	425,618
1,152,000	Mattel, Inc., 144a, 6.750%, 12/31/25	1,185,120
474,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	435,587
644,000	Meritage Homes Corp., 6.000%, 6/1/25	692,300
245,000	MGM China Holdings Ltd. (Cayman Islands), 144a, 5.375%, 5/15/24	251,370
656,000	MGM China Holdings Ltd. (Cayman Islands), 144a, 5.875%, 5/15/26	674,040
682,000	MGM Resorts International, 6.000%, 3/15/23	739,117
546,000	New Home Co., Inc. (The), 7.250%, 4/1/22	514,605
1,492,000	Party City Holdings, Inc., 144a, 6.625%, 8/1/26†	1,447,240
193,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	198,308
300,000	PulteGroup, Inc., 5.500%, 3/1/26	324,000
490,000	PulteGroup, Inc., 6.000%, 2/15/35	502,250
1,057,000	Quad/Graphics, Inc., 7.000%, 5/1/22	1,069,917
696,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	716,010
426,000	Shea Homes LP / Shea Homes Funding Corp., 144a, 5.875%, 4/1/23	434,520
474,000	Sonic Automotive, Inc., 5.000%, 5/15/23	478,148

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	$208,290
594,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	604,395
1,003,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II Inc., 144a, 5.625%, 3/1/24	1,035,597
168,000	Toll Brothers Finance Corp., 4.875%, 3/15/27	176,240
485,000	Twin River Worldwide Holdings, Inc., 144a, 6.750%, 6/1/27	505,613
353,000	United Rentals North America, Inc., 4.625%, 10/15/25	358,736
1,067,000	United Rentals North America, Inc., 5.875%, 9/15/26	1,136,355
220,000	United Rentals North America, Inc., 6.500%, 12/15/26	238,150
64,000	William Carter Co. (The), 144a, 5.625%, 3/15/27	67,040
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	661,230

		28,286,531

	Health Care — 9.0%
130,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	130,650
1,194,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,213,402
714,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	785,057
708,000	Bausch Health Cos, Inc. (Canada), 144a, 5.875%, 5/15/23	716,227
1,519,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	1,551,233
772,000	Bausch Health Cos, Inc. (Canada), 144a, 7.000%, 1/15/28	797,144
544,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	523,600
1,184,000	DaVita, Inc., 5.125%, 7/15/24	1,184,355
481,000	Encompass Health Corp., 5.750%, 11/1/24	489,802
325,000	HCA, Inc., 5.375%, 9/1/26	350,188
395,000	HCA, Inc., 5.875%, 2/15/26	436,475
228,000	HCA, Inc., 5.875%, 2/1/29	249,945
862,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	866,310
1,076,000	Horizon Pharma USA, Inc., 144a, 8.750%, 11/1/24	1,154,333
966,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 4.875%, 4/15/20	930,982
1,685,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.750%, 8/1/22†	1,449,100

20

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Health Care — (Continued)
$983,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23 $	970,712
1,348,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	1,326,095
562,000	Teleflex, Inc., 4.875%, 6/1/26	583,075
705,000	Tenet Healthcare Corp., 5.125%, 5/1/25	708,525
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	246,330
1,389,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 6.750%, 3/1/28	1,271,152
225,000	WellCare Health Plans, Inc., 144a, 5.375%, 8/15/26	238,500

		18,173,192

	Consumer Staples — 8.5%
1,323,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s Inc. / Albertson’s LLC, 5.750%, 3/15/25	1,333,319
370,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 144a, 7.500%, 3/15/26	394,975
570,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	594,225
808,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	799,920
458,000	Cardtronics, Inc. / Cardtronics USA Inc., 144a, 5.500%, 5/1/25	455,710
788,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	807,700
1,550,000	Cimpress NV. (Netherlands), 144a, 7.000%, 6/15/26	1,580,984
1,734,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	1,766,512
374,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	396,440
648,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	652,860
455,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	467,968
219,000	IAA, Inc., 144a, 5.500%, 6/15/27	227,760
491,000	Ingles Markets, Inc., 5.750%, 6/15/23	502,048
319,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	328,171
563,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	611,559
781,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 4/15/29	848,361
1,127,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	1,143,905
502,000	Pilgrim’s Pride Corp., 144a, 5.875%, 9/30/27	520,198
1,341,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	1,359,439

Principal Amount		Market Value
	Consumer Staples — (Continued)
$151,000	Post Holdings, Inc., 144a, 5.500%, 12/15/29	$151,378
958,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	808,312
1,568,000	Staples, Inc., 144a, 7.500%, 4/15/26	1,558,764

		17,310,508

	Financials — 7.4%
180,000	Ally Financial, Inc., 5.750%, 11/20/25	199,107
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,213,060
275,000	Ally Financial, Inc., 8.000%, 11/1/31	363,470
791,000	Bank of America Corp., 6.100%(A)	854,280
616,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	599,060
651,000	Credit Acceptance Corp., 7.375%, 3/15/23	676,226
528,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/26	555,060
455,000	Fairstone Financial, Inc. (Canada), 144a, 7.875%, 7/15/24	463,531
1,073,000	GEO Group, Inc. (The), 5.875%, 1/15/22	1,048,857
453,000	goeasy Ltd. (Canada), 144a, 7.875%, 11/1/22	474,518
1,595,000	Goldman Sachs Group, Inc. (The)., Ser P, 5.000%(A)	1,531,200
844,000	MetLife, Inc., Ser C, 5.250%(A)	853,411
730,000	Navient Corp., 5.500%, 1/25/23	750,075
1,113,000	Navient Corp., 5.875%, 10/25/24	1,125,521
459,000	Navient Corp., 6.500%, 6/15/22	487,568
1,057,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	1,051,715
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	398,063
430,000	Radian Group, Inc., 4.500%, 10/1/24	440,445
641,000	Springleaf Finance Corp., 5.625%, 3/15/23	681,062
293,000	Springleaf Finance Corp., 6.125%, 3/15/24	314,975
156,000	Springleaf Finance Corp., 6.625%, 1/15/28	163,800
382,000	Springleaf Finance Corp., 6.875%, 3/15/25	418,282
328,000	Springleaf Finance Corp., 7.125%, 3/15/26	359,365

		15,022,651

	Industrials — 7.0%
502,000	Adient Global Holdings Ltd. (Jersey), 144a, 4.875%, 8/15/26	399,090
877,000	Adient US LLC, 144a, 7.000%, 5/15/26	901,117
520,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	534,300
509,000	Allison Transmission, Inc., 144a, 5.000%, 10/1/24	519,180
774,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	792,382

21

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Industrials — (Continued)
$625,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	$651,562
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	528,488
315,000	Ball Corp., 4.875%, 3/15/26	333,900
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	593,535
177,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	179,894
622,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	639,105
552,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	592,505
796,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	826,845
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	624,240
205,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	208,331
701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	711,515
307,000	Norbord, Inc. (Canada), 144a, 5.750%, 7/15/27	308,919
1,077,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25†	974,685
450,000	Silgan Holdings, Inc., 4.750%, 3/15/25	453,375
989,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	1,023,615
549,000	Standard Industries, Inc./NJ, 144a, 6.000%, 10/15/25	582,626
439,000	Triumph Group, Inc., 4.875%, 4/1/21	432,415
270,000	Triumph Group, Inc., 5.250%, 6/1/22	264,600
982,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	1,047,057

		14,123,281

	Materials — 5.9%
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	525,635
876,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	937,320
523,000	Cascades, Inc. (Canada), 144a, 5.500%, 7/15/22	524,961
441,000	Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23	444,859
300,000	Commercial Metals Co., 4.875%, 5/15/23	302,250
453,000	Commercial Metals Co., 5.750%, 4/15/26	452,207

Principal Amount		Market Value
	Materials — (Continued)
$761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	$795,778
921,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	921,000
1,079,000	Hudbay Minerals, Inc., 144a, 7.625%, 1/15/25	1,114,067
910,000	Kinross Gold Corp. (Canada), 4.500%, 7/15/27	919,100
730,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	755,550
873,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	885,004
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	773,550
191,000	Novelis Corp., 144a, 6.250%, 8/15/24	200,256
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	844,550
284,000	Olin Corp., 5.000%, 2/1/30	281,500
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	392,030
251,000	Steel Dynamics, Inc., 5.000%, 12/15/26	261,668
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	660,199

		11,991,484

	Real Estate — 4.5%
392,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	403,760
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	1,057,107
549,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	494,100
968,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	963,160
599,000	CyrusOne LP / CyrusOne Finance Corp. REIT, 5.375%, 3/15/27	630,448
504,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	515,970
856,000	Iron Mountain US Holdings, Inc., 144a, 5.375%, 6/1/26	859,210
997,000	Iron Mountain, Inc. REIT, 5.750%, 8/15/24	1,007,118
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	1,019,315
496,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	517,080
202,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.500%, 5/1/24	207,050
1,362,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	1,417,773

		9,092,091

	Information Technology — 3.9%
671,000	CDK Global, Inc., 4.875%, 6/1/27	693,975
362,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	382,173
711,000	EMC Corp., 3.375%, 6/1/23	707,411

22

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Information Technology — (Continued)
$464,000	Harland Clarke Holdings Corp., 144a, 6.875%, 3/1/20	$457,620
34,000	Harland Clarke Holdings Corp., 144a, 8.375%, 8/15/22	28,858
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	221,023
181,000	Match Group, Inc., 144a, 5.000%, 12/15/27	189,579
300,000	NCR Corp., 4.625%, 2/15/21	300,750
652,000	Netflix, Inc., 4.875%, 4/15/28	674,820
739,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000%, 4/15/22	737,152
776,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	820,853
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,054,100
954,000	VeriSign, Inc., 4.750%, 7/15/27	993,352
469,000	Western Digital Corp., 4.750%, 2/15/26	460,112
117,000	Xerox Corp., 4.070%, 3/17/22	117,731

		7,839,509

	Utilities — 3.8%
1,215,000	Calpine Corp., 144a, 5.250%, 6/1/26	1,236,262
500,000	Calpine Corp., 144a, 5.875%, 1/15/24	511,250
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	381,881
828,000	Clearway Energy Operating LLC, 144a, 5.750%, 10/15/25	840,420
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	908,105
198,000	NRG Energy, Inc., 5.750%, 1/15/28	212,355
604,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	612,305
409,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	422,800
975,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	999,375
1,451,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,536,246

		7,660,999

	Total Corporate Bonds	$198,715,908

Shares		Market Value
	Short-Term Investment Funds — 3.8%
3,414,871	Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	$3,414,871
4,371,243	Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	4,371,243

	Total Short-Term Investment Funds	$7,786,114

	Total Investment Securities —101.8% (Cost $204,642,537)	$206,502,022
	Liabilities in Excess of Other Assets — (1.8%)	(3,742,507)

	Net Assets — 100.0%	$202,759,515

(A)	Perpetual Bond - A bond with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $4,179,162.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $112,787,628 or 55.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

23

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$198,715,908	$—	$198,715,908
Short-Term Investment Funds	7,786,114	—	—	7,786,114

Total	$7,786,114	$198,715,908	$—	$206,502,022

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Impact Bond Fund – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 31.5%
	Industrials — 8.7%
$2,751,929	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,745,879
15,853	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	16,174
147,122	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	151,200
783,147	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	828,379
436,361	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	451,546
981,749	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,041,341
657,712	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	687,046
1,904,408	CSX Transportation, Inc., 6.251%, 1/15/23	2,100,293
545,244	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	601,513
596,949	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	643,593
2,583,000	GATX Corp., 3.250%, 3/30/25	2,589,552
2,000,000	John Deere Capital Corp. MTN, 2.800%, 9/8/27	2,028,272
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,198,060
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,446,311
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,980,549
1,408,000	Republic Services, Inc., 5.250%, 11/15/21	1,500,276
1,330,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,340,046
1,145,306	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,211,128
842,704	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	891,651
484,479	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	549,457
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,621,478

		25,623,744

	Financials — 7.7%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,525,890
2,600,000	American Express Co., 2.650%, 12/2/22	2,628,504
2,803,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,883,069
1,754,663	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,817,519
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	1,989,987

Principal Amount		Market Value
	Financials — (Continued)
$2,106,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	$2,197,184
900,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	937,101
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,158,120
1,291,000	PNC Bank NA, 2.500%, 1/22/21	1,295,319
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,436,133
2,000,000	USB Capital IX, 3.617%(A)	1,635,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)	2,000,920

		22,504,746

	Utilities — 7.0%
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,995,005
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,064,915
1,983,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,245,503
1,780,000	Dominion Energy, Inc., (3M LIBOR +2.300%), 4.630%, 9/30/66(B)	1,664,300
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,848,802
2,382,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,577,182
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,789,625
249,583	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	253,871
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 4.386%, 10/1/66(B)	1,652,920
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,398,514

		20,490,637

	Energy — 2.5%
404,000	Apache Corp., 3.250%, 4/15/22	409,998
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	1,262,398
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,637,564
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	607,683
2,266,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,737,187
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	654,183

		7,309,013

	Health Care — 1.9%
2,516,800	CVS Pass-Through Trust, 6.036%, 12/10/28	2,818,163
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,656,695
940,000	HCA, Inc., 5.250%, 4/15/25	1,041,480

		5,516,338

25

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 31.5% (Continued)
	Consumer Discretionary — 1.9%
$2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	$2,410,274
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,178,100
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,409,095
466,000	Service Corp. International, 5.375%, 5/15/24	479,398

		5,476,867

	Consumer Staples — 0.9%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,570,831
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,088,653

		2,659,484

	Communication Services — 0.5%
1,250,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,488,737

	Real Estate — 0.4%
1,242,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,342,098

	Total Corporate Bonds	$92,411,664

	U.S. Government Agency Obligations — 24.2%
1,214,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,346,387
1,345,558	Helios Leasing I LLC, 1.734%, 7/24/24	1,330,971
1,242,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,378,044
1,095,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,098,230
1,885,579	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,866,305
59,129	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	60,795
17,356	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	18,000
73,821	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	76,918
149,078	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	156,497
145,749	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	153,143
225,505	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	240,469
273,741	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	291,223
388,400	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	411,286

Principal Amount		Market Value
	U.S. Government Agency Obligations — 24.2% (Continued)
$388,081	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	$410,786
442,189	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	473,561
136,943	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	146,990
527,662	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	559,453
334,488	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	357,485
552,995	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	608,919
1,138,669	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,209,715
341,840	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	363,139
672,235	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	707,377
386,197	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	415,904
622,151	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	659,811
1,255,399	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,332,484
1,206,518	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,246,691
438,169	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	435,699
3,614,273	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,596,713
2,357,087	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,327,411
2,311,947	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,378,346
1,962,172	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,009,088

26

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Agency Obligations — 24.2% (Continued)
$1,503,120	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	$1,534,650
2,469,630	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,534,536
3,499,040	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,581,488
2,973,272	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	3,023,424
2,597,987	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,619,062
3,023,091	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,111,399
3,082,398	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	3,159,417
3,106,353	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,183,557
3,081,389	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	3,156,515
2,700,544	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	2,833,440
2,496,371	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,719,536
2,662,000	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,812,124
2,800,000	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,879,330
2,770,000	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,867,991
14,260	Sterling Equipment, 6.125%, 9/28/19	14,365
993,422	Tagua Leasing LLC, 1.581%, 11/16/24	979,194
812,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	943,067
1,208,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,393,108

	Total U.S. Government Agency Obligations	$71,014,043

	U.S. Government Mortgage-Backed Obligations — 14.3%
1,513,131	FHLMC, Pool #W30008,
	7.645%, 5/1/25	1,714,842

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 14.3% (Continued)
$195,225	FNMA, Pool #465711, 4.680%, 8/1/28	$220,445
1,460,701	FNMA, Pool #469616, 3.500%, 11/1/21	1,502,191
103,266	FNMA, Pool #874210, 5.260%, 1/1/25	108,602
764,433	FNMA, Pool #888829, 5.900%, 6/1/37	878,973
161,667	FNMA, Pool #AD0166, 4.785%, 8/1/19	161,648
143,491	FNMA, Pool #AD0342, 4.647%, 10/1/19	143,742
311,642	FNMA, Pool #AD0786, 4.501%, 1/1/20	311,341
188,331	FNMA, Pool #AD0910, 4.596%, 4/1/20	190,089
30,383	FNMA, Pool #AE0209, 4.380%, 6/1/20	30,895
290,945	FNMA, Pool #AE0446, 4.041%, 9/1/20	296,113
1,513,367	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,625,450
1,690,124	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,714,024
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,404,173
2,946,558	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,090,698
4,192,833	FNMA, Pool #AS8650, 3.000%, 1/1/47	4,245,527
656,158	FNMA, Pool #AT0924, 2.000%, 3/1/28	651,745
1,727,145	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,806,463
4,337,943	FNMA, Pool #BE3695, 3.500%, 6/1/47	4,463,365
3,651,895	FNMA, Pool #MA3564, 4.500%, 1/1/49	3,814,598
5,463,644	FNMA, Pool #MA3592, 4.000%, 2/1/49	5,645,683
5,576,601	FNMA, Pool #MA3593, 4.500%, 2/1/49	5,825,055

	Total U.S. Government Mortgage-Backed Obligations	$41,845,662

	Agency Collateralized Mortgage Obligations — 14.2%
2,853,310	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	2,892,954
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.167%, 5/25/45(B)(C)	1,062,452
3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.782%, 10/25/45(B)(C)	3,098,468
1,300,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.669%, 6/25/45(B)(C)	1,342,062
1,528,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 4.080%, 8/25/47(B)(C)	1,573,112
1,763,555	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.515%, 11/25/35(B)	1,766,519
1,168,894	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(B)(C)	1,165,871
2,053,016	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	2,119,912
2,398,875	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	2,510,405
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(B)(C)	2,643,830
2,696,305	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	2,733,600
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	3,038,032
1,440,422	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,429,948

27

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 14.2% (Continued)
$961,583	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	$931,626
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,487,446
3,117,221	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	3,099,261
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	3,396,534
2,555,848	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,526,212
1,808,730	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 2.967%, 5/20/67(B)	1,809,548

	Total Agency Collateralized Mortgage Obligations	$41,627,792

	Municipal Bonds — 6.0%
	California — 1.8%
684,103	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	676,126
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,255,324
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,328,712

		5,260,162

	Florida — 0.3%
1,005,767	Florida State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,005,777

	Louisiana — 0.5%
1,611,791	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,603,829

	Missouri — 0.2%
645,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	643,388

	New York — 0.6%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,763,356

	Ohio — 0.5%
1,530,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,515,740

	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, Ser B, 5.999%, 12/1/44	2,497,081

Principal Amount		Market Value
	Municipal Bonds — 6.0% (Continued)
$585,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	$582,449

		3,079,530

	Virginia — 0.3%
910,350	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	907,692

	Washington — 0.7%
1,515,000	State of Washington, Build America Bonds, Ser D, UTGO, 5.481%, 8/1/39	1,938,033

	Total Municipal Bonds	$17,717,507

	U.S. Treasury Obligations — 5.5%
5,000,000	U.S. Treasury Note, 3.125%, 11/15/28	5,484,180
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(D)	5,672,692
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(D)	2,764,270
4,862,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/48(D)	2,297,910

	Total U.S. Treasury Obligations	$16,219,052

	Asset-Backed Securities — 1.7%
1,253,324	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,365,902
1,123,508	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,202,444
1,426,967	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,547,557
70,985	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	71,054
865,460	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	891,715

	Total Asset-Backed Securities	$5,078,672

	Commercial Mortgage-Backed Security — 0.1%
428,701	CD Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$240,287

28

Touchstone Impact Bond Fund (Unaudited) (Continued)

Shares		Market Value
	Short-Term Investment Fund — 1.8%
5,390,030	Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	$5,390,030

	Total Investment Securities — 99.3% (Cost $284,508,854)	$291,544,709
	Other Assets in Excess of Liabilities — 0.7%	1,974,788

	Net Assets — 100.0%	$293,519,497

(A)	Perpetual Bond - A bond with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.
(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securization

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $16,698,654 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$92,411,664	$—	$92,411,664
U.S. Government Agency Obligations	—	71,014,043	—	71,014,043
U.S. Government Mortgage-Backed Obligations	—	41,845,662	—	41,845,662
Agency Collateralized Mortgage Obligations	—	41,627,792	—	41,627,792
Municipal Bonds	—	17,717,507	—	17,717,507
U.S. Treasury Obligations	—	16,219,052	—	16,219,052
Asset-Backed Securities	—	5,078,672	—	5,078,672
Commercial Mortgage-Backed Security	—	240,287	—	240,287
Short-Term Investment Fund	5,390,030	—	—	5,390,030

Total	$5,390,030	$286,154,679	$—	$291,544,709

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.4%
Industrials — 20.8%
Armstrong World Industries, Inc.	678,850	$65,984,220
Cintas Corp.	226,620	53,774,660
Copart, Inc.*	924,178	69,073,064
Old Dominion Freight Line, Inc.	403,290	60,195,065
Sensata Technologies Holding PLC*	670,245	32,842,005

		281,869,014

Information Technology — 19.7%
Amphenol Corp. - Class A	557,640	53,499,982
CDK Global, Inc.	539,200	26,658,048
Citrix Systems, Inc.	422,180	41,432,745
Entegris, Inc.	1,309,305	48,863,263
Paychex, Inc.	689,825	56,765,699
Skyworks Solutions, Inc.	517,815	40,011,565

		267,231,302

Consumer Discretionary — 17.9%
CarMax, Inc.*	597,025	51,839,681
Dollar Tree, Inc.*	527,490	56,647,151
Hasbro, Inc.	383,235	40,500,275
Penske Automotive Group, Inc.	670,494	31,714,366
Tiffany & Co.	398,545	37,319,754
Whirlpool Corp.	172,045	24,492,326

		242,513,553

Materials — 13.3%
AXAlta Coating Systems Ltd.*	1,126,200	33,526,974
Ball Corp.	684,885	47,935,101
NewMarket Corp.	101,555	40,717,462
Vulcan Materials Co.	425,040	58,362,242

		180,541,779

Financials — 10.8%
Alleghany Corp.*	78,940	53,766,823
M&T Bank Corp.	280,205	47,654,464
T Rowe Price Group, Inc.	415,585	45,593,830

		147,015,117

Consumer Staples — 9.2%
Brown-Forman Corp. - Class B	719,525	39,883,271
Energizer Holdings, Inc.	473,601	18,299,943
Lamb Weston Holdings, Inc.	451,810	28,626,682
Post Holdings, Inc.*	366,620	38,117,481

		124,927,377

Real Estate — 3.4%
STORE Capital Corp. REIT	1,380,810	45,829,084

Health Care — 2.3%
Perrigo Co. PLC (Ireland)	641,980	30,571,088

Total Common Stocks		$1,320,498,314

	Shares	Market Value
Short-Term Investment Fund — 1.9%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	26,112,643	$26,112,643

Total Investment Securities —99.3% (Cost $1,097,483,878)		$1,346,610,957
Other Assets in Excess of Liabilities — 0.7%		9,494,881

Net Assets — 100.0%		$1,356,105,838

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,320,498,314	$—	$—	$1,320,498,314
Short-Term Investment Fund	26,112,643	—	—	26,112,643

Total	$1,346,610,957	$—	$—	$1,346,610,957

See accompanying Notes to Portfolios of Investments.

30

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.2%
Financials — 15.5%
AGNC Investment Corp.	609,725	$10,255,574
Allstate Corp. (The)	129,224	13,140,789
Ameriprise Financial, Inc.	95,649	13,884,409
Hartford Financial Services Group, Inc. (The)	216,785	12,079,260
M&T Bank Corp.	45,003	7,653,660
PacWest Bancorp	230,657	8,956,411
Pinnacle Financial Partners, Inc.	193,272	11,109,275
Reinsurance Group of America, Inc.	82,670	12,899,000
Signature Bank	100,304	12,120,735
Sterling Bancorp.	599,850	12,764,808

		114,863,921

Utilities — 11.1%
DTE Energy Co.	105,356	13,472,925
Edison International	125,698	8,473,302
Entergy Corp.	117,656	12,110,332
Evergy, Inc.	317,277	19,084,212
NiSource, Inc.	560,631	16,146,175
Pinnacle West Capital Corp.	139,352	13,111,630

		82,398,576

Information Technology — 10.9%
Conduent, Inc.*	851,984	8,170,527
Fidelity National Information Services, Inc.	130,494	16,009,004
Leidos Holdings, Inc.	187,629	14,982,176
MACOM Technology Solutions Holdings, Inc.*	857,593	12,975,382
PTC, Inc.*	116,246	10,434,241
Qorvo, Inc.*	124,428	8,288,149
Synopsys, Inc.*	80,271	10,330,075

		81,189,554

Materials — 10.6%
Allegheny Technologies, Inc.*	275,942	6,953,738
Berry Global Group, Inc.*	243,918	12,827,648
FMC Corp.	173,094	14,358,147
Livent Corp.*	598,016	4,138,271
Olin Corp.	334,206	7,322,453
RPM International, Inc.	190,028	11,612,611
Scotts Miracle-Gro Co. (The)	102,851	10,130,823
Valvoline, Inc.	580,381	11,334,841

		78,678,532

Consumer Discretionary — 9.7%
Aramark	121,889	4,395,317
BorgWarner, Inc.	206,674	8,676,175
Carter’s, Inc.	98,329	9,591,011
Dollar General Corp.	68,986	9,324,148
Dollar Tree, Inc.*	109,333	11,741,271
LKQ Corp.*	637,799	16,971,831
Michaels Cos., Inc. (The)*	363,832	3,165,338
Newell Brands, Inc.	511,819	7,892,249

		71,757,340

	Shares	Market Value
Consumer Staples — 9.4%
Constellation Brands, Inc. - Class A	47,891	$9,431,654
Darling Ingredients, Inc.*	751,304	14,943,437
Hain Celestial Group, Inc. (The)*	341,119	7,470,506
Ingredion, Inc.	75,898	6,260,826
Kroger Co. (The)	355,085	7,708,895
TreeHouse Foods, Inc.*	242,517	13,120,170
Tyson Foods, Inc. - Class A	136,675	11,035,139

		69,970,627

Industrials — 9.3%
Aercap Holdings N.V. (Ireland)*	220,077	11,446,205
Clean Harbors, Inc.*	171,970	12,227,067
Dover Corp.	76,793	7,694,659
Parker-Hannifin Corp.	40,630	6,907,506
Regal-Beloit Corp.	151,514	12,380,209
Snap-on, Inc.	64,753	10,725,687
Stericycle, Inc.*	154,618	7,383,009

		68,764,342

Health Care — 9.0%
AmerisourceBergen Corp.	61,932	5,280,322
Centene Corp.*	173,769	9,112,446
Charles River Laboratories International, Inc.*	53,338	7,568,662
DENTSPLY SIRONA, Inc.	235,171	13,724,580
Encompass Health Corp.	205,099	12,995,073
Patterson Cos., Inc.	261,976	5,999,250
Quest Diagnostics, Inc.	117,668	11,979,779

		66,660,112

Real Estate — 8.9%
Alexandria Real Estate Equities, Inc., REIT	101,997	14,390,757
American Campus Communities, Inc., REIT	269,170	12,424,887
Brixmor Property Group, Inc., REIT	512,524	9,163,929
Equinix, Inc., REIT	21,020	10,600,176
Host Hotels & Resorts, Inc., REIT	474,434	8,644,187
Mid-America Apartment Communities, Inc., REIT	91,699	10,798,474

		66,022,410

Energy — 3.8%
Cimarex Energy Co.	141,357	8,386,711
Diamondback Energy, Inc.	112,158	12,221,857
EQT Corp.	259,154	4,097,225
Equitrans Midstream Corp.	159,697	3,147,628

		27,853,421

Total Common Stocks		$728,158,835

Exchange-Traded Fund — 1.0%
iShares Russell Mid-Cap Value ETF	83,873	$7,475,600

31

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Fund — 1.4%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	10,072,010	$10,072,010

Total Investment Securities —100.6% (Cost $671,571,382)		$745,706,445
Liabilities in Excess of Other Assets — (0.6%)		(4,172,446)

Net Assets — 100.0%		$741,533,999

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$728,158,835	$—	$—	$728,158,835
Exchange-Traded Fund	7,475,600	—	—	7,475,600
Short-Term Investment Fund	10,072,010	—	—	10,072,010

Total	$745,706,445	$—	$—	$745,706,445

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.2%
Financials — 19.9%
Citigroup, Inc.	29,446	$2,062,103
Citizens Financial Group, Inc.	52,962	1,872,736
Fidelity National Financial, Inc.	47,133	1,899,460
Huntington Bancshares, Inc.	105,824	1,462,488
JPMorgan Chase & Co.	12,541	1,402,084
Old Republic International Corp.	44,319	991,859
Regions Financial Corp.	64,117	957,908

		10,648,638

Information Technology — 18.2%
Broadcom, Inc.	6,130	1,764,582
Cisco Systems, Inc.	33,566	1,837,067
KLA-Tencor Corp.	8,944	1,057,181
Nokia OYJ (Finland), ADR	186,322	933,473
Sabre Corp.	57,485	1,276,167
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	32,360	1,267,541
Texas Instruments, Inc.	14,271	1,637,740

		9,773,751

Consumer Discretionary — 14.5%
Home Depot, Inc. (The)	8,040	1,672,079
Kohl’s Corp.	19,296	917,525
Magna International, Inc. (Canada)	33,164	1,648,251
Target Corp.	21,406	1,853,974
Whirlpool Corp.	11,959	1,702,483

		7,794,312

Energy — 8.4%
Enbridge, Inc. (Canada)	44,118	1,591,778
Occidental Petroleum Corp.	21,406	1,076,294
TOTAL SA (France), ADR	32,762	1,827,792

		4,495,864

Health Care — 7.9%
Gilead Sciences, Inc.	32,662	2,206,645
Pfizer, Inc.	47,033	2,037,470

		4,244,115

Utilities — 6.3%
AES Corp.	111,753	1,872,980
CenterPoint Energy, Inc.	53,465	1,530,703

		3,403,683

Industrials — 6.3%
Cummins, Inc.	10,251	1,756,406
Eaton Corp. PLC	19,497	1,623,710

		3,380,116

Real Estate — 5.7%
Crown Castle International Corp., REIT	12,060	1,572,021
Lamar Advertising Co. - Class A, REIT	18,492	1,492,489

		3,064,510

Communication Services — 5.4%
BCE, Inc. (Canada)	20,803	946,120

	Shares	Market Value
Communication Services — (Continued)
Verizon Communications, Inc.	34,169	$1,952,075

		2,898,195

Materials — 3.3%
LyondellBasell Industries NV - Class A	20,702	1,783,063

Consumer Staples — 3.3%
Coca-Cola European Partners PLC (United Kingdom)	31,255	1,765,908

Total Common Stocks		$53,252,155

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	587,781	$587,781

Total Investment Securities —100.3% (Cost $47,509,582)		$53,839,936
Liabilities in Excess of Other Assets — (0.3%)		(181,578)

Net Assets — 100.0%		$53,658,358

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,252,155	$—	$—	$53,252,155
Short-Term Investment Fund	587,781	—	—	587,781

Total	$53,839,936	$—	$—	$53,839,936

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.5%
Information Technology — 33.4%
Adobe, Inc.*	265,051	$78,097,277
Atlassian Corp. PLC (Australia) - Class A*	183,960	24,069,326
Intuit, Inc.	161,509	42,207,147
Palo Alto Networks, Inc.*	73,666	15,010,184
salesforce.com, Inc.*	521,986	79,200,936
ServiceNow, Inc.*	564,023	154,863,795
Twilio, Inc. - Class A*	206,792	28,196,089
Visa, Inc. - Class A	894,604	155,258,524
Workday, Inc. - Class A*	178,784	36,754,415

		613,657,693

Communication Services — 20.5%
Activision Blizzard, Inc.	572,105	27,003,356
Alphabet, Inc. - Class A*	80,055	86,683,554
Alphabet, Inc. - Class C*	5,290	5,718,014
Facebook, Inc. - Class A*	388,182	74,919,126
Match Group, Inc.	968,028	65,119,244
Netflix, Inc.*	318,367	116,942,566

		376,385,860

Health Care — 17.9%
ABIOMED, Inc.*	100,545	26,190,967
Align Technology, Inc.*	168,049	45,995,011
BioMarin Pharmaceutical, Inc.*	343,315	29,404,930
Edwards Lifesciences Corp.*	385,127	71,148,362
Illumina, Inc.*	206,656	76,080,406
Mirati Therapeutics, Inc.*	134,718	13,875,954
Sarepta Therapeutics, Inc.*	191,953	29,167,258
Zoetis, Inc.	326,695	37,076,616

		328,939,504

Consumer Discretionary — 16.8%
Alibaba Group Holding Ltd. (China) ADR*	709,640	120,248,498
Amazon.com, Inc.*	80,589	152,605,748
Floor & Decor Holdings, Inc. - Class A*	846,051	35,449,538

		308,303,784

Industrials — 4.3%
CoStar Group, Inc.*	144,733	80,190,766

Consumer Staples — 3.6%
Monster Beverage Corp.*	1,051,610	67,124,266

Total Common Stocks		$1,774,601,873

	Shares	Market Value
Short-Term Investment Fund — 3.8%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	69,559,464	$69,559,464

Total Investment Securities —100.3% (Cost $881,865,166)		$1,844,161,337
Liabilities in Excess of Other Assets — (0.3%)		(5,369,952)

Net Assets — 100.0%		$1,838,791,385

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,774,601,873	$—	$—	$1,774,601,873
Short-Term Investment Fund	69,559,464	—	—	69,559,464

Total	$1,844,161,337	$—	$—	$1,844,161,337

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Small Cap Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.8%
Industrials — 25.3%
Armstrong World Industries, Inc.	35,271	$3,428,341
GATX Corp.	39,161	3,105,076
Kaman Corp.	50,301	3,203,671
Landstar System, Inc.	39,984	4,317,872
Masonite International Corp.*	34,672	1,826,521
Matson, Inc.	47,792	1,856,719
UniFirst Corp.	12,526	2,362,028

		20,100,228

Consumer Discretionary — 15.5%
Churchill Downs, Inc.	29,339	3,376,039
LCI Industries	17,087	1,537,830
Penske Automotive Group, Inc.	63,413	2,999,435
Sturm Ruger & Co., Inc.	35,606	1,939,815
Tempur Sealy International, Inc.*	33,485	2,456,794

		12,309,913

Financials — 14.5%
Atlantic Union Bankshares Corp.	72,103	2,547,399
Eaton Vance Corp.	45,884	1,978,977
MBIA, Inc.*	143,920	1,339,895
Moelis & Co., Class A	72,232	2,524,508
White Mountains Insurance Group Ltd.	3,063	3,128,732

		11,519,511

Materials — 14.2%
GCP Applied Technologies, Inc.*	100,945	2,285,395
Ingevity Corp.*	39,365	4,140,017
NewMarket Corp.	10,245	4,107,630
Tredegar Corp.	42,777	710,954

		11,243,996

Real Estate — 8.8%
Alexander & Baldwin, Inc. REIT	124,657	2,879,577
First Industrial Realty Trust, Inc. REIT	97,338	3,576,198
Tejon Ranch Co.*	33,060	548,465

		7,004,240

Information Technology — 6.6%
Entegris, Inc.	64,204	2,396,093
Versum Materials, Inc.	55,174	2,845,875

		5,241,968

Consumer Staples — 3.6%
Energizer Holdings, Inc.	34,819	1,345,406
PriceSmart, Inc.	29,806	1,523,683

		2,869,089

Communication Services — 3.2%
MSG Networks, Inc., Class A*	121,406	2,517,960

	Shares	Market Value
Energy — 2.7%
Dril-Quip, Inc.*	44,174	$2,120,352

Health Care — 2.4%
Bruker Corp.	38,969	1,946,502

Total Common Stocks		$76,873,759

Short-Term Investment Fund — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	2,756,243	$2,756,243

Total Investment Securities —100.3% (Cost $57,818,775)		$79,630,002
Liabilities in Excess of Other Assets — (0.3%)		(270,474)

Net Assets — 100.0%		$79,359,528

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$76,873,759	$—	$—	$76,873,759
Short-Term Investment Fund	2,756,243	—	—	2,756,243

Total	$79,630,002	$—	$—	$79,630,002

See accompanying Notes to Portfolios of Investments.

35

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.3%
Industrials — 22.1%
Actuant Corp. - Class A	29,540	$732,887
Altra Industrial Motion Corp.	27,210	976,295
BWX Technologies, Inc.	25,827	1,345,587
CIRCOR International, Inc.*	13,261	610,006
Clean Harbors, Inc.*	17,457	1,241,193
EMCOR Group, Inc.	8,871	781,535
EnPro Industries, Inc.	15,223	971,836
Generac Holdings, Inc.*	21,380	1,483,986
Hexcel Corp.	14,302	1,156,746
Huron Consulting Group, Inc.*	24,222	1,220,304
ITT, Inc.	24,961	1,634,446
Kelly Services, Inc. - Class A	27,314	715,354
Korn/Ferry International	26,809	1,074,237
Masonite International Corp.*	10,575	557,091
Matthews International Corp. - Class A	17,991	626,986
Milacron Holdings Corp.*	102,406	1,413,203
Regal Beloit Corp.	14,300	1,168,453
SPX FLOW, Inc.*	11,374	476,116
Standex International Corp.	14,948	1,093,297
Team, Inc.*	80,399	1,231,713
TriMas Corp.*	29,704	919,933

		21,431,204

Financials — 17.4%
Banc of California, Inc.	39,234	548,099
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	40,561	1,377,452
BankUnited, Inc.	45,315	1,528,928
Blackstone Mortgage Trust, Inc. - Class A REIT	55,341	1,969,033
Chemical Financial Corp.	15,556	639,507
Eagle Bancorp, Inc.	18,021	975,477
Federated Investors, Inc. - Class B	12,966	421,395
First Horizon National Corp.	78,211	1,167,690
FNB Corp.	141,037	1,660,005
Hanover Insurance Group, Inc. (The)	4,549	583,637
IBERIABANK Corp.	25,314	1,920,067
ProAssurance Corp.	19,904	718,733
Sterling Bancorp.	104,561	2,225,058
Univest Corp. of Pennsylvania	45,428	1,192,939

		16,928,020

Materials — 11.7%
Allegheny Technologies, Inc.*	45,395	1,143,954
Cabot Corp.	14,064	670,993
HB Fuller Co.	18,652	865,453
Ingevity Corp.*	8,453	889,002
Livent Corp.*	79,096	547,344
Olin Corp.	46,464	1,018,026
Owens-Illinois, Inc.	55,925	965,825
Sensient Technologies Corp.	22,513	1,654,255
Silgan Holdings, Inc.	26,376	807,106
Valvoline, Inc.	72,587	1,417,624
WR Grace & Co.	17,795	1,354,377

		11,333,959

	Shares	Market Value
Information Technology — 11.1%
Belden, Inc.	12,593	$750,165
CACI International, Inc. - Class A*	9,127	1,867,293
Conduent, Inc.*	112,763	1,081,397
ExlService Holdings, Inc.*	20,937	1,384,564
MACOM Technology Solutions Holdings, Inc.*	138,547	2,096,216
ManTech International Corp. - Class A	22,460	1,478,991
Semtech Corp.*	10,740	516,057
Viavi Solutions, Inc.*	117,877	1,566,585

		10,741,268

Consumer Staples — 9.8%
Cal-Maine Foods, Inc.	17,801	742,658
Darling Ingredients, Inc.*	98,655	1,962,248
Hain Celestial Group, Inc. (The)*	45,295	991,960
Hostess Brands, Inc.*	94,396	1,363,078
Performance Food Group Co.*	32,581	1,304,217
Sanderson Farms, Inc.	4,951	676,109
Spectrum Brands Holdings, Inc.	13,184	708,904
TreeHouse Foods, Inc.*	31,983	1,730,280

		9,479,454

Consumer Discretionary — 6.2%
Callaway Golf Co.	37,947	651,170
Carter’s, Inc.	10,827	1,056,066
Del Frisco’s Restaurant Group, Inc.*†	56,836	452,415
Michaels Cos., Inc. (The)*	41,192	358,370
Murphy USA, Inc.*	22,019	1,850,257
Oxford Industries, Inc.	8,979	680,608
Steven Madden Ltd.	17,214	584,415
Vista Outdoor, Inc.*	46,404	412,068

		6,045,369

Utilities — 4.9%
Black Hills Corp.	12,214	954,768
Hawaiian Electric Industries, Inc.	20,705	901,703
IDACORP, Inc.	10,108	1,015,146
Portland General Electric Co.	34,091	1,846,709

		4,718,326

Real Estate — 4.0%
Americold Realty Trust REIT	32,292	1,046,907
Columbia Property Trust, Inc. REIT	55,026	1,141,239
Corporate Office Properties Trust REIT	41,011	1,081,460
Lexington Realty Trust REIT	68,375	643,409

		3,913,015

Health Care — 3.6%
Charles River Laboratories
International, Inc.*	7,803	1,107,246
Integra LifeSciences Holdings Corp.*	6,774	378,328
Patterson Cos., Inc.	31,492	721,167
Prestige Consumer Healthcare, Inc.*	41,392	1,311,299

		3,518,040

36

Touchstone Small Cap Value Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 96.3% (Continued)
Communication Services — 3.3%
Cogent Communications Holdings, Inc.	14,513	$861,492
Nexstar Media Group, Inc. - Class A	12,064	1,218,464
Tribune Media Co. - Class A	24,055	1,111,822

		3,191,778

Energy — 2.2%
Callon Petroleum Co.*	121,485	800,586
Carrizo Oil & Gas, Inc.*	53,919	540,268
Select Energy Services, Inc. - Class A*	40,667	472,144
SRC Energy, Inc.*	62,230	308,661

		2,121,659

Total Common Stocks		$93,422,092

Exchange-Traded Fund — 1.7%
iShares Russell 2000 Value ETF	13,980	$1,684,590

Short-Term Investment Funds — 3.0%
Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	2,422,824	2,422,824
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**¥Ω	455,220	455,220

Total Short-Term Investment Funds		$2,878,044

Total Investment Securities —101.0% (Cost $92,976,760)		$97,984,726
Liabilities in Excess of Other Assets — (1.0%)		(945,502)

Net Assets — 100.0%		$97,039,224

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $447,352.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviation:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$93,422,092	$—	$—	$93,422,092
Exchange-Traded Fund	1,684,590	—	—	1,684,590
Short-Term Investment Funds	2,878,044	—	—	2,878,044

Total	$97,984,726	$—	$—	$97,984,726

See accompanying Notes to Portfolios of Investments.

37

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2019 (Unaudited)

Principal Amount		Market Value
	Asset-Backed Securities — 36.5%
$3,535,436	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 3.109%, 4/25/35(A)	$3,542,487
1,080,814	American Credit Acceptance Receivables Trust, Ser 2016-1A, Class C, 144a, 5.550%, 6/13/22	1,086,219
4,800,000	American Credit Acceptance Receivables Trust, Ser 2016-4, Class D, 144a, 4.110%, 4/12/23	4,852,128
3,650,000	American Credit Acceptance Receivables Trust, Ser 2017-1, Class D, 144a, 3.540%, 3/13/23	3,679,973
353,812	American Credit Acceptance Receivables Trust, Ser 2017-4, Class B, 144a, 2.610%, 5/10/21	353,805
251,499	American Credit Acceptance Receivables Trust, Ser 2018-2, Class A, 144a, 2.940%, 1/10/22	251,577
6,117,924	American Credit Acceptance Receivables Trust, Ser 2018-4, Class A, 144a, 3.380%, 12/13/21	6,137,981
3,179,000	AmeriCredit Automobile Receivables Trust, Ser 2015-2, Class D, 3.000%, 6/8/21	3,183,057
2,299,712	Ascentium Equipment Receivables Trust, Ser 2016-2A, Class A3, 144a, 1.650%, 5/10/22	2,297,303
1,126,767	Ascentium Equipment Receivables Trust, Ser 2017-2A, Class A2, 144a, 2.000%, 5/11/20	1,125,826
2,147,500	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Class A, 144a, 2.460%, 7/20/20	2,147,449
8,960,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class B, 144a, 3.290%, 2/20/21	8,971,773
1,500,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class C, 144a, 3.930%, 12/20/21	1,511,614
2,409,655	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 3.054%, 3/25/35(A)	2,409,066
157,248	BlueVirgo Trust, Ser 2015-1A, 144a, 3.000%, 12/15/22	157,255
10,900,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 3.444%, 9/15/35(A)	10,910,328
5,250,000	Capital Auto Receivables Asset Trust, Ser 2015-2, Class E, 4.500%, 1/22/24	5,256,422
2,490,000	CarFinance Capital Auto Trust, Ser 2015-1A, Class E, 144a, 5.490%, 1/18/22	2,502,922
1,060,000	CarMax Auto Owner Trust, Ser 2015-2, Class D, 3.040%, 11/15/21	1,059,998

Principal Amount		Market Value
	Asset-Backed Securities — 36.5% (Continued)
$556,839	Carnow Auto Receivables Trust, Ser 2017-1A, Class A, 144a, 2.920%, 9/15/22	$556,544
83,261	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	83,126
1,537,484	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	1,533,782
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020%, 6/9/30	7,637,574
3,622,841	Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Class C, 144a, 3.260%, 4/15/21	3,626,131
2,910,000	CNH Equipment Trust, Ser 2015-C, Class B, 2.400%, 2/15/23	2,907,488
1,909,555	Conn’s Receivables Funding, Ser 2018-A, Class A, 144a, 3.250%, 1/15/23	1,916,958
1,399,891	CPS Auto Receivables Trust, Ser 2014-C, Class C, 144a, 3.770%, 8/17/20	1,401,454
3,035,000	CPS Auto Receivables Trust, Ser 2014-D, Class D, 144a, 5.330%, 11/16/20	3,067,255
7,813,000	Credit Acceptance Auto Loan Trust, Ser 2016-3A, Class B, 144a, 2.940%, 10/15/24	7,817,071
640,828	Dell Equipment Finance Trust, Ser 2017-1, Class A3, 144a, 2.140%, 4/22/22	640,401
1,700,000	Dell Equipment Finance Trust, Ser 2017-1, Class B, 144a, 2.520%, 4/22/22	1,699,097
12,693,900	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 3.830%, 7/25/47(A)	12,621,672
2,426,319	Drive Auto Receivables Trust, Ser 2015-AA, Class D, 144a, 4.120%, 7/15/22	2,428,376
2,738,079	Drive Auto Receivables Trust, Ser 2015-CA, Class D, 144a, 4.200%, 9/15/21	2,743,027
7,501,663	Drive Auto Receivables Trust, Ser 2016-BA, Class D, 144a, 4.530%, 8/15/23	7,595,420
4,242,399	Drive Auto Receivables Trust, Ser 2017-AA, Class C, 144a, 2.980%, 1/18/22	4,246,184
12,868,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300%, 7/15/24	13,277,540
6,183,280	DT Auto Owner Trust, Ser 2015-3A, Class D, 144a, 4.530%, 10/17/22	6,208,365
3,428,688	DT Auto Owner Trust, Ser 2016-1A, Class D, 144a, 4.660%, 12/15/22	3,455,975

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 36.5% (Continued)
$8,497,244	DT Auto Owner Trust, Ser 2016-3A, Class D, 144a, 4.520%, 6/15/23	$8,576,151
6,960,200	DT Auto Owner Trust, Ser 2016-4A, Class D, 144a, 3.770%, 10/17/22	7,002,709
4,221,358	DT Auto Owner Trust, Ser 2017-1A, Class C, 144a, 2.700%, 11/15/22	4,220,461
5,488,137	Elara HGV Timeshare Issuer, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	5,480,206
386,409	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	386,097
1,427,521	Exeter Automobile Receivables Trust, Ser 2015-3A, Class C, 144a, 4.830%, 8/16/21	1,435,898
188,443	Exeter Automobile Receivables Trust, Ser 2017-3A, Class A, 144a, 2.050%, 12/15/21	188,273
2,750,000	Exeter Automobile Receivables Trust, Ser 2018-3A, Class B, 144a, 3.460%, 10/17/22	2,776,078
4,539,488	Exeter Automobile Receivables Trust, Ser 2019-2A, Class A, 144a, 2.930%, 7/15/22	4,551,961
2,745,000	First Investors Auto Owner Trust, Ser 2015-1A, Class D, 144a, 3.590%, 1/18/22	2,749,124
1,194,405	Flagship Credit Auto Trust, Ser 2015-1, Class C, 144a, 3.760%, 6/15/21	1,198,005
617,946	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	617,752
3,504,304	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class A2, 144a, 3.320%, 4/15/22	3,522,006
3,947,766	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370%, 1/17/23	3,980,544
6,743,158	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	6,781,915
2,012,151	GLS Auto Receivables Trust, Ser 2016-1A, Class C, 144a, 6.900%, 10/15/21	2,056,312
862,178	GLS Auto Receivables Trust, Ser 2017-1A, Class A2, 144a, 2.670%, 4/15/21	862,151
3,946,272	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820%, 7/15/22	3,951,639
3,708,329	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250%, 4/18/22	3,717,375
2,476,039	GLS Auto Receivables Trust, Ser 2018-3A, Class A, 144a, 3.350%, 8/15/22	2,487,421

Principal Amount		Market Value
	Asset-Backed Securities — 36.5% (Continued)
$4,790,000	Grand Avenue CRE (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 3.514%, 6/15/37(A)	$4,808,809
10,137,395	Hardee’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 4.250%, 6/20/48	10,343,083
7,440,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	7,480,926
6,300,000	Hertz Vehicle Financing II LP, Ser 2015-3A, Class B, 144a, 3.710%, 9/25/21	6,363,088
1,125,000	Hertz Vehicle Financing II LP, Ser 2016-3A, Class A, 144a, 2.270%, 7/25/20	1,124,549
1,450,000	Hertz Vehicle Financing II LP, Ser 2016-3A, Class C, 144a, 4.430%, 7/25/20	1,450,831
6,420,000	Hertz Vehicle Financing II LP, Ser 2017-1A, Class B, 144a, 3.560%, 10/25/21	6,473,472
3,528,931	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 3.044%, 8/25/35(A)	3,559,682
8,270,685	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	8,352,399
1,184,756	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250%, 12/15/45	1,240,921
507,614	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 2.704%, 12/25/35(A)	508,193
32,509	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	32,501
2,748,214	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 2.804%, 10/25/35(A)	2,757,533
9,630,000	OneMain Direct Auto Receivables Trust, Ser 2017-2A, Class E, 144a, 4.740%, 11/14/25	9,818,036
749,000	OneMain Financial Issuance Trust, Ser
	2015-1A, Class C, 144a, 5.120%, 3/18/26	755,726
421,856	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	419,781
4,338,281	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 3.418%, 11/15/26(A)	4,340,719
7,150,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 3.749%, 4/20/27(A)	7,151,873

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 36.5% (Continued)
$899,810	RAAC Trust, Ser 2006-RP4, Class A, 144a, (1M LIBOR +0.290%), 2.694%, 1/25/46(A)	$899,672
2,423,523	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 2.744%, 11/25/36(A)	2,422,132
10,023,992	Rockwall CDO II Ltd. (Cayman Islands), Ser 2007-1A, Class A3L, 144a, (3M LIBOR +1.000%), 3.579%, 8/1/24(A)	9,977,190
520,758	Santander Drive Auto Receivables Trust, Ser 2015-2, Class D, 3.020%, 4/15/21	521,175
838,439	Santander Drive Auto Receivables Trust, Ser 2015-4, Class C, 2.970%, 3/15/21	838,648
6,010,000	Securitized Equipment Receivables Trust (Cayman Islands), Ser 2017-1A, Class A, 2.980%, 4/11/24	6,027,589
652,583	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	652,150
585,112	Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Class A, 144a, 2.400%, 3/22/32	583,894
4,635,172	Tesla Auto Lease Trust, Ser 2018-B, Class A, 144a, 3.710%, 8/20/21	4,704,393
2,380,072	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	2,378,286
1,536,726	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	1,539,183
6,314,739	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 3.004%, 2/25/57(A)	6,296,499
11,461,544	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000%, 10/25/58(A)(B)	11,582,599
8,762,351	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 3.404%, 10/25/48(A)	8,796,671
5,329,926	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750%, 11/25/58(A)(B)	5,390,074
1,177,435	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	1,175,841
8,033,644	Westlake Automobile Receivables Trust, Ser 2016-2A, Class D, 144a, 4.100%, 6/15/21	8,059,503
1,571,361	Westlake Automobile Receivables Trust, Ser 2016-3A, Class C, 144a, 2.460%, 1/18/22	1,571,114
9,115,000	Westlake Automobile Receivables Trust, Ser 2016-3A, Class D, 144a, 3.580%, 1/18/22	9,165,108

	Total Asset-Backed Securities	$373,006,544

Principal Amount		Market Value
	Corporate Bonds — 34.1%
	Financials — 9.6%
$7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	$6,987,649
2,933,000	Citibank NA, (3M LIBOR +0.350%), 2.885%, 2/12/21(A)	2,932,292
11,500,000	Citibank NA, (3M LIBOR +0.600%), 3.123%, 5/20/22(A)	11,514,392
5,015,000	Citizens Bank NA/Providence RI, (3M LIBOR +0.810%), 3.331%, 5/26/22(A)	5,030,803
5,000,000	Compass Bank, 2.750%, 9/29/19	4,999,557
5,000,000	Credit Agricole SA (France), 144a, 2.750%, 6/10/20	5,021,032
300,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 3.125%, 12/10/20	302,321
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,726,248
1,306,000	Lloyds Bank PLC (United Kingdom) MTN, 144a, 5.800%, 1/13/20	1,329,308
10,000,000	Morgan Stanley, (SOFR +0.830%), 3.321%, 6/10/22(A)	10,011,900
2,056,000	Reliance Standard Life Global Funding II, 144a, 2.500%, 1/15/20	2,055,053
10,000,000	Royal Bank of Canada (Canada) MTN, (3M LIBOR +0.300%), 2.892%, 7/22/20(A)	10,024,180
850,000	SBA Tower Trust, 144a, 2.877%, 7/9/21	851,541
4,783,000	SBA Tower Trust, 144a, 2.898%, 10/15/19	4,782,938
1,000,000	SBA Tower Trust, 144a, 3.156%, 10/8/20	1,001,558
5,825,000	Sparta Agency, Inc., 2.580%, 12/1/23(A)(B)	5,825,000
4,500,000	SunTrust Bank/Atlanta GA, (3M LIBOR +0.590%), 3.115%, 5/17/22(A)	4,507,001
1,853,000	UBS AG/Stamford CT (Switzerland) MTN, 2.375%, 8/14/19	1,852,741
5,500,000	Wells Fargo Bank NA, (SOFR +0.480%), 2.990%, 3/25/20(A)	5,505,701
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,643,886

		97,905,101

	Consumer Staples — 4.3%
1,475,000	Conagra Brands, Inc., (3M LIBOR +0.750%), 3.342%, 10/22/20(A)	1,475,234
3,000,000	Constellation Brands, Inc., (3M LIBOR +0.700%), 3.218%, 11/15/21(A)	3,001,502
1,239,000	Constellation Brands, Inc., 3.875%, 11/15/19	1,244,701
4,600,000	Danone SA (France), 144a, 1.691%, 10/30/19	4,587,810
3,925,000	General Mills, Inc., (3M LIBOR +0.540%), 3.141%, 4/16/21(A)	3,926,311
10,211,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.875%, 6/30/20	10,415,120
6,800,000	Kraft Heinz Foods Co., (3M LIBOR +0.570%), 3.115%, 2/10/21(A)	6,787,139

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 34.1% (Continued)
	Consumer Staples — (Continued)
$4,793,000	Mondelez International, Inc., 5.375%, 2/10/20	$4,875,852
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 2.903%, 6/24/22(A)	1,564,573
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 3.070%, 6/2/20(A)	3,203,210
3,200,000	Woolworths Group Ltd. (Australia), 144a, 4.000%, 9/22/20	3,256,064

		44,337,516

	Industrials — 4.2%
2,000,000	Bemis Co., Inc., 6.800%, 8/1/19	2,005,832
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,880,365
1,900,000	GATX Corp., 2.500%, 7/30/19	1,899,859
3,150,000	Holcim US Finance Sarl & Cie SCS (Luxembourg), 144a, 6.000%, 12/30/19	3,193,341
7,175,000	Keysight Technologies, Inc., 3.300%, 10/30/19	7,182,970
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 3.173%, 5/22/20(A)	6,875,242
2,500,000	Molex Electronic Technologies LLC, 144a, 2.878%, 4/15/20	2,501,216
875,000	Rockwell Collins, Inc., 5.250%, 7/15/19	875,821
8,156,000	Vulcan Materials Co., (3M LIBOR +0.650%), 3.170%, 3/1/21(A)	8,162,199

		42,576,845

	Utilities — 3.1%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,995,689
1,250,000	Duke Energy Florida LLC, 2.100%, 12/15/19	1,247,926
1,385,000	Exelon Generation Co. LLC, 2.950%, 1/15/20	1,386,542
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,980,496
1,990,000	NextEra Energy Capital Holdings, Inc., 2.400%, 9/15/19	1,988,723
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 3.071%, 8/28/21(A)	1,191,743
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,770,429
5,300,000	Sempra Energy, (3M LIBOR +0.250%), 2.847%, 7/15/19(A)	5,300,125
8,207,000	Sempra Energy, (3M LIBOR +0.500%), 3.097%, 1/15/21(A)	8,179,590
1,875,000	Spire, Inc., 2.550%, 8/15/19	1,871,802

		31,913,065

	Health Care — 2.8%
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,096,881
2,720,000	Cigna Corp., 144a, (3M LIBOR +0.650%), 3.060%, 9/17/21(A)	2,721,147
7,700,000	Dignity Health, 2.637%, 11/1/19	7,691,650

Principal Amount		Market Value
	Health Care — (Continued)
$13,538,000	Shire Acquisitions Investments Ireland DAC (Ireland), 1.900%, 9/23/19	$13,517,016
2,475,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 3.169%, 3/19/21(A)	2,472,360

		28,499,054

	Consumer Discretionary — 2.5%
1,600,000	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,687,134
6,300,000	General Motors Co., (3M LIBOR +0.800%), 3.365%, 8/7/20(A)	6,307,824
2,700,000	General Motors Financial Co., Inc., 3.500%, 7/10/19	2,700,544
2,040,000	Harley-Davidson Financial Services, Inc., 144a, 2.150%, 2/26/20	2,032,097
450,000	Hyundai Capital America, 144a, 1.750%, 9/27/19	448,913
5,360,000	Hyundai Capital America, 144a, 3.000%, 10/30/20	5,384,127
200,000	Hyundai Capital Services, Inc. (Korea), 144a, 1.625%, 8/30/19	199,624
500,000	Volkswagen Group of America Finance LLC, 144a, 2.450%, 11/20/19	499,788
6,800,000	Volkswagen Group of America Finance LLC, 144a, 3.875%, 11/13/20	6,944,490

		26,204,541

	Communication Services — 2.2%
2,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	2,062,548
4,595,000	Discovery Communications LLC, 2.200%, 9/20/19	4,588,521
3,000,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	3,038,218
11,026,000	Orange SA (France), 5.375%, 7/8/19	11,031,198
1,405,000	Sky Ltd. (United Kingdom), 144a, 2.625%, 9/16/19	1,405,171

		22,125,656

	Information Technology — 1.9%
600,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	608,863
9,300,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	9,286,960
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 2.935%, 5/13/21(A)	9,524,529

		19,420,352

	Materials — 1.8%
5,000,000	Eastman Chemical Co., 3.500%, 12/1/21	5,114,931
6,300,000	Georgia-Pacific LLC, 144a, 2.539%, 11/15/19	6,300,357

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 34.1% (Continued)
	Materials — (Continued)
$6,696,000	RPM International, Inc., 6.125%, 10/15/19	$6,760,458

		18,175,746

	Energy — 0.9%
2,366,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.110%, 6/15/20(A)	2,372,431
265,000	Kinder Morgan, Inc., 3.050%, 12/1/19	265,478
2,460,000	Phillips 66, (3M LIBOR +0.600%), 3.121%, 2/26/21(A)	2,460,082
1,250,000	Phillips 66, 144a, (3M LIBOR +0.750%), 3.347%, 4/15/20(A)	1,250,538
1,500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 (Qatar), 6.750%, 9/30/19	1,513,500
150,120	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	152,669
1,500,000	Spectra Energy Partners LP, (3M LIBOR +0.700%), 3.179%, 6/5/20(A)	1,504,365

		9,519,063

	Real Estate — 0.8%
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 3.505%, 8/16/21(A)	8,303,005

	Total Corporate Bonds	$348,979,944

	Commercial Mortgage-Backed Securities — 8.7%
1,027,529	A10 Term Asset Financing LLC, Ser 2017-1A, Class A1FL, 144a, (1M LIBOR +0.850%), 3.244%, 3/15/36(A)	1,027,995
2,233,824	AREIT Trust, Ser 2018-CRE1, Class A, 144a, (1M LIBOR +0.850%), 3.251%, 2/14/35(A)	2,232,503
1,484,509	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class AS, 144a, (1M LIBOR +1.100%), 3.494%, 10/15/34(A)	1,485,911
7,000,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 3.244%, 11/15/34(A)	6,991,208
2,673,070	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	2,776,838
3,000,000	Citigroup Commercial Mortgage Trust, Ser 2015-SHP2, Class A, 144a, (1M LIBOR +1.280%), 3.674%, 7/15/27(A)	2,999,898
2,050,000	Citigroup Commercial Mortgage Trust, Ser 2017-1500, Class A, 144a, (1M LIBOR +0.850%), 3.244%, 7/15/32(A)	2,050,627
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 1.783%, 12/15/36(A)(B)(C)	1,904,793
36,441,942	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.254%, 6/10/47(A)(B)(C)	1,672,751

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.7% (Continued)
$654,340	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 3.763%, 7/12/44(A)	$657,605
1,779,583	GS Mortgage Securities Corp. II, Ser 2015-GC30, Class A1, 1.439%, 5/10/50	1,771,053
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(B)(C)	4,115,063
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.911%, 5/10/34(A)(B)(C)	1,011,054
7,737,335	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 3.244%, 10/15/32(A)	7,678,851
1,085,713	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2017-FL10, Class A, 144a, (1M LIBOR +0.800%), 3.194%, 6/15/32(A)	1,083,214
7,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2017-FL10, Class B, 144a, (1M LIBOR +1.000%), 3.394%, 6/15/32(A)	7,356,149
1,615,090	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL6, Class B, 144a, (1M LIBOR +2.280%), 4.674%, 11/15/31(A)	1,615,593
1,883,000	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class E, 6.750%, 11/15/26(A)(B)	1,905,069
7,745,000	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 3.244%, 8/15/33(A)	7,714,443
3,285,865	RAIT Trust, Ser 2017-FL7, Class A, 144a, (1M LIBOR +0.950%), 3.344%, 6/15/37(A)	3,258,717
7,275,000	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 3.404%, 3/25/34(A)	7,257,613
4,654,943	Stonemont Portfolio Trust, Ser 2017-MONT, Class B, 144a, (1M LIBOR +1.100%), 3.483%, 8/20/30(A)	4,656,358
7,105,214	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 3.519%, 11/11/34(A)	7,102,881
6,280,000	TPG Real Estate Finance Issuer Ltd. (Cayman Islands), Ser 2018-FL1, Class AS, 144a, (1M LIBOR +0.950%), 3.344%, 2/15/35(A)	6,281,994
12,658,466	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.373%, 1/10/45(A)(B)(C)	486,209

42

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.7% (Continued)
$1,298,473	WFRBS Commercial Mortgage Trust, Ser 2014-C24, Class A2, 2.863%, 11/15/47	$1,297,508

	Total Commercial Mortgage-Backed Securities	$88,391,898

	Agency Collateralized Mortgage Obligations — 3.2%
111,320,821	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.273%, 9/25/20(A)(B)(C)	54,647
125,328,914	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.257%, 6/25/21(A)(B)(C)	2,246,471
4,913,082	FHLMC Multifamily Structured Pass Through Certificates, Ser KI02, Class A, (1M LIBOR +0.200%), 2.631%, 2/25/23(A)	4,903,120
11,101	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	11,113
281,238	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 2.794%, 3/15/34(A)	281,154
14	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	14
628,482	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	629,491
2,345,789	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	2,231,983
147,016	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	150,975
56,602	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	59,806
46,074	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	48,367
226,245	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 2.904%, 9/25/33(A)	227,725
445,122	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	469,714
3,917	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	3,931
1,704,090	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	1,700,131
779,081	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	775,716
207,048	FNMA REMIC, Ser 2011-67, Class DA, 4.500%, 7/25/21	207,007
187,634	FNMA REMIC, Ser 2012-102 Class NA, 1.500%, 9/25/27	184,314
1,479,731	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	47,908
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	167,205
1,351,567	FNMA REMICS, 5.500%, 10/1/23	1,409,127

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 3.2% (Continued)
$1,335,000	FREMF Mortgage Trust, Ser 2010-K7, Class B, 144a, 5.687%, 4/25/20(A)(B)	$1,360,283
5,660,000	FREMF Mortgage Trust, Ser 2013-K712, Class B, 144a, 3.454%, 5/25/45(A)(B)	5,662,025
93,694	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	96,149
65,655	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	67,285
165,077	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	162,605
5,520,159	GNMA, Ser 2016-40, Class F, (1M LIBOR +0.400%), 2.794%, 7/16/57(A)	5,352,687
4,602,701	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 2.844%, 1/16/58(A)	4,479,233

	Total Agency Collateralized Mortgage Obligations	$32,990,186

	Municipal Bonds — 3.0%
	California — 0.3%
1,720,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 2.770%, 9/1/41(A)(B)	1,720,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc Project, (LOC: Bank of The West), 1.650%, 12/1/39(A)(B)	1,885,000

		3,605,000

	Florida — 0.5%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	5,000,000

	Illinois — 0.4%
4,200,000	Regional Transportation Authority, Txbl Ser A, 3.013%, 5/29/20	4,227,342

	New Jersey — 0.7%
7,000,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Ser 2019-014, (LOC: Barclays Bank PLC), 144a, 2.750%, 9/1/27(A)(B)	7,000,000

	Other Territory — 0.7%
2,000,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 2.750%, 7/1/22(A)(B)	2,000,000
5,000,000	Taxable Municipal Funding Trust, Txbl Mun Fltg Rt Nts Ser 2018, (LOC: Barclays Bank PLC), 144a, 2.750%, 7/31/28(A)(B)	5,000,000

		7,000,000

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Municipal Bonds — 3.0% (Continued)
	Wisconsin — 0.4%
$4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC: Citizens Bank of MA), 3.750%, 2/1/22	$4,016,720

	Total Municipal Bonds	$30,849,062

	Non-Agency Collateralized Mortgage Obligations — 1.8%
1,876,351	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 4.401%, 4/25/33(A)(B)††	1,888,616
212,935	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 4.593%, 4/25/34(A)(B)††	215,494
171,155	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	176,497
35,663	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	35,676
691,582	CSMC Trust, Ser 2014-WIN1, Class 2A5, 144a, 3.000%, 9/25/44(A)(B)	690,381
2,094,063	CSMC Trust, Ser 2014-WIN2, Class A5, 144a, 3.000%, 10/25/44(A)(B)	2,104,378
500,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 3.144%, 7/15/32(A)	499,836
1,076,000	CSMC Trust, Ser 2017-HD, Class B, 144a, (1M LIBOR +1.350%), 3.744%, 2/15/31(A)	1,074,265
33,333	FDIC Sale Guaranteed Notes Trust, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	33,246
2,880,294	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.287%, 10/25/33(A)(B)	2,995,076
118,109	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.346%, 6/25/36(A)(B)	108,062
19,744	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.203%, 12/25/32(A)	20,168
103,646	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 4.408%, 12/25/34(A)(B)	104,884
3,246,000	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 2.864%, 11/25/35(A)	3,224,924
4,011,648	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Ser 2005-3, Class A1C, (1M LIBOR +0.370%), 2.774%, 7/25/35(A)	4,020,165
578,034	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.575%, 2/25/37(A)(B)	507,153
120,425	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.554%, 6/25/33(A)(B)	123,940

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 1.8% (Continued)
$291,341	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.901%, 12/25/33(A)(B)	$302,159

	Total Non-Agency Collateralized Mortgage Obligations	$18,124,920

	U.S. Government Mortgage-Backed Obligations — 1.6%
44,585	FHLMC, Pool #1B1580, (12M LIBOR +1.961%), 4.961%, 3/1/34(A)	47,051
102,738	FHLMC, Pool #1B2629, (12M LIBOR +1.750%), 4.625%, 11/1/34(A)	107,766
212,513	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 5.406%, 3/1/36(A)	227,360
60,375	FHLMC, Pool #1G1471, (12M LIBOR +1.670%), 4.615%, 1/1/37(A)	63,369
388,578	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.640%, 11/1/36(A)	410,267
38,670	FHLMC, Pool #1H2524, (1 Year CMT
	Rate +2.250%), 4.775%, 8/1/35(A)	40,838
129,851	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.675%, 8/1/37(A)	137,240
130,483	FHLMC, Pool #1K1238, (1 Year CMT Rate +2.250%), 4.497%, 7/1/36(A)	137,710
81,310	FHLMC, Pool #1L0087, (1 Year CMT Rate +2.250%), 4.406%, 6/1/35(A)	85,579
227,471	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.540%, 7/1/35(A)	239,895
142,457	FHLMC, Pool #1L1288, (1 Year CMT Rate +2.250%), 4.843%, 5/1/36(A)	150,755
113,877	FHLMC, Pool #1Q0080, (12M LIBOR +1.678%), 4.475%, 1/1/36(A)	119,185
304,720	FHLMC, Pool #1Q0119, (12M LIBOR +1.845%), 4.626%, 9/1/36(A)	321,314
297,286	FHLMC, Pool #1Q0187, (12M LIBOR +1.781%), 4.586%, 12/1/36(A)	312,693
154,298	FHLMC, Pool #1Q0339, (12M LIBOR +1.911%), 4.871%, 4/1/37(A)	160,351
73,107	FHLMC, Pool #1Q0669, (12M LIBOR +1.725%), 4.611%, 11/1/37(A)	76,844
306,883	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.684%, 11/1/36(A)	324,226
332,119	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.829%, 4/1/34(A)	350,419
163,194	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.566%, 11/1/36(A)	171,986
151,284	FHLMC, Pool #847795, (1 Year CMT Rate +2.278%), 4.738%, 4/1/35(A)	160,489
82,950	FHLMC, Pool #848088, (1 Year CMT Rate +2.245%), 4.867%, 4/1/35(A)	87,508
363,928	FHLMC, Pool #848539, (1 Year CMT Rate +2.267%), 4.800%, 4/1/37(A)	383,911
709,995	FHLMC, Pool #848583, (1 Year CMT Rate +2.312%), 4.863%, 1/1/36(A)	749,293
11,327	FHLMC, Pool #A92646, 5.500%, 6/1/40	12,624
12,379	FHLMC, Pool #C03505, 5.500%, 6/1/40	13,374

44

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed
	Obligations — 1.6% (Continued)
$42,451	FHLMC, Pool #C66916, 7.000%, 5/1/32	$45,014
1,198	FHLMC, Pool #G00100, 8.000%, 2/1/23	1,274
36,399	FHLMC, Pool #G01840, 5.000%, 7/1/35	39,583
91,006	FHLMC, Pool #G11769, 5.000%, 10/1/20	93,927
60,755	FHLMC, Pool #G11773, 5.000%, 10/1/20	62,647
10,223	FHLMC, Pool #J10895, 4.000%, 10/1/19	10,617
32,847	FNMA, Pool #175123, 7.450%, 8/1/22	33,180
3,118	FNMA, Pool #207530, 8.250%, 4/1/22	3,123
113,562	FNMA, Pool #254868, 5.000%, 9/1/33	123,390
54,853	FNMA, Pool #256272, 5.500%, 6/1/26	58,481
85,646	FNMA, Pool #256852, 6.000%, 8/1/27	93,751
21,019	FNMA, Pool #323832, 7.500%, 7/1/29	24,126
1,577	FNMA, Pool #334593, 7.000%, 5/1/24	1,674
50,527	FNMA, Pool #555380, (12M LIBOR +1.577%), 4.638%, 4/1/33(A)	53,193
28,272	FNMA, Pool #665773, 7.500%, 6/1/31	28,302
97,939	FNMA, Pool #679742, (1 Year CMT Rate +2.581%), 4.568%, 1/1/40(A)	100,431
36,351	FNMA, Pool #681842, (1 Year CMT Rate +2.125%), 4.875%, 2/1/33(A)	37,849
52,034	FNMA, Pool #681898, (1 Year CMT Rate +2.125%), 4.745%, 4/1/33(A)	54,423
74,112	FNMA, Pool #725245, (1 Year CMT Rate +2.267%), 4.733%, 2/1/34(A)	77,654
130,750	FNMA, Pool #725424, 5.500%, 4/1/34	145,203
656,466	FNMA, Pool #725490, (12M LIBOR +1.630%), 4.528%, 4/1/34(A)	687,610
342	FNMA, Pool #735439, 6.000%, 9/1/19	342
22,713	FNMA, Pool #735484, 5.000%, 5/1/35	24,827
84,354	FNMA, Pool #735539, (1 Year CMT Rate +2.177%), 4.844%, 4/1/35(A)	88,880
32,743	FNMA, Pool #743207, (12M LIBOR +1.496%), 4.329%, 10/1/33(A)	33,791
44,310	FNMA, Pool #745467, (12M LIBOR +1.948%), 4.815%, 4/1/36(A)	46,675
22,994	FNMA, Pool #745790, (1 Year CMT Rate +2.142%), 4.747%, 8/1/36(A)	24,111
57,624	FNMA, Pool #784365, (6M LIBOR +1.550%), 4.175%, 5/1/34(A)	59,578
103,908	FNMA, Pool #791978, (6M LIBOR +1.518%), 4.311%, 9/1/34(A)	106,879
14,847	FNMA, Pool #804001, (1 Year CMT Rate +2.185%), 4.560%, 10/1/34(A)	15,548
30,266	FNMA, Pool #809897, (12M LIBOR +1.702%), 4.701%, 3/1/35(A)	31,869
129,746	FNMA, Pool #813170, (12M LIBOR +1.575%), 4.654%, 1/1/35(A)	135,648
514,824	FNMA, Pool #815323, (6M LIBOR +1.533%), 4.300%, 1/1/35(A)	532,165
144,543	FNMA, Pool #820364, (12M LIBOR +0.899%), 3.774%, 4/1/35(A)	148,456

Principal Amount		Market Value
	U.S. Government Mortgage-Backed
	Obligations — 1.6% (Continued)
$226,357	FNMA, Pool #827787, (6M LIBOR +1.550%), 4.181%, 5/1/35(A)	$234,196
32,097	FNMA, Pool #828480, (12M LIBOR +1.730%), 4.492%, 6/1/35(A)	33,803
86,311	FNMA, Pool #839239, (12M LIBOR +1.760%), 4.510%, 9/1/35(A)	91,420
58,293	FNMA, Pool #888179, (12M LIBOR +1.809%), 4.836%, 2/1/37(A)	61,562
34,877	FNMA, Pool #888548, (1 Year CMT Rate +2.261%), 4.708%, 5/1/35(A)	36,827
66,231	FNMA, Pool #889060, 6.000%, 1/1/38	74,996
70,388	FNMA, Pool #889061, 6.000%, 1/1/38	80,865
4,654	FNMA, Pool #889382, 5.500%, 4/1/38	5,161
242,286	FNMA, Pool #922674, (12M LIBOR +1.905%), 4.888%, 4/1/36(A)	256,219
82,914	FNMA, Pool #950385, (6M LIBOR +0.929%), 3.790%, 8/1/37(A)	83,908
38,045	FNMA, Pool #960376, 5.500%, 12/1/37	41,421
108,981	FNMA, Pool #985670, 6.500%, 10/1/21	111,176
140,429	FNMA, Pool #AA1150, 4.000%, 4/1/23	145,768
7,957	FNMA, Pool #AD0941, 5.500%, 4/1/40	8,908
59,226	FNMA, Pool #AE0363, 5.000%, 7/1/37	64,633
11,567	FNMA, Pool #AE0727, 4.000%, 10/1/20	12,006
66,442	FNMA, Pool #AE5441, 5.000%, 10/1/40	72,204
123,365	FNMA, Pool #AI6588, 4.000%, 7/1/26	128,654
137,406	FNMA, Pool #AI8506, 4.000%, 8/1/26	143,298
127,532	FNMA, Pool #AL0211, 5.000%, 4/1/41	138,592
15,047	FNMA, Pool #AL0302, 5.000%, 4/1/24	15,495
673,550	FNMA, Pool #AL0478, (12M LIBOR +1.789%), 4.655%, 4/1/36(A)	707,936
225,581	FNMA, Pool #AL0543, 5.000%, 7/1/41	245,144
117,376	FNMA, Pool #AL1105, 4.500%, 12/1/40	125,969
25,587	FNMA, Pool #AL2591, 5.500%, 5/1/38	27,246
395,799	FNMA, Pool #AL5275, (6M LIBOR +1.514%), 4.218%, 9/1/37(A)	409,338
1,838,732	FNMA, Pool #AL7396, (6M LIBOR +1.534%), 4.217%, 2/1/37(A)	1,900,790
5,636	GNMA, Pool #344233, 8.000%, 2/15/23	5,917
26,391	GNMA, Pool #345123, 8.000%, 12/15/23	27,836
2,908	GNMA, Pool #569337, 6.500%, 4/15/22	2,991
4,538	GNMA, Pool #780322, 8.000%, 11/15/22	4,715
379,499	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.000%, 2/20/34(A)	394,937
151,680	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.625%, 4/20/34(A)	157,628
291,326	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.750%, 8/20/34(A)	303,758
530,605	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.000%, 3/20/41(A)	552,426
246,469	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.000%, 11/20/44(A)	255,408

45

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed
	Obligations — 1.6% (Continued)
$995,405	GNMA, Pool #MA2466, (1 Year CMT
	Rate +1.500%), 4.000%, 12/20/44(A)	$1,029,728

	Total U.S. Government Mortgage-Backed Obligations	$15,909,147

	U.S. Government Agency Obligations — 0.7%
2,100,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 2.400%, 10/15/39(A)	2,100,000
5,000,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 2.420%, 7/20/22(A)	5,000,000
11,190	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	11,493
15,277	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	15,873
87,553	Small Business Administration Pools, (Prime Rate -2.500%), 3.000%, 4/25/28(A)	87,543

	Total U.S. Government Agency Obligations	$7,214,909

	Commercial Paper — 10.1%
15,000,000	Anthem, Inc., 2.470%, 07/01/2019(D)	14,996,869
10,000,000	Baltimore Gas and Electric Co., 2.500%, 07/03/2019(D)	9,996,519
15,200,000	Commonwealth Edison Co., 2.500%, 07/01/2019(D)	15,196,828
5,450,000	Continental Rubber of America Corp., 2.600%, 07/01/2019(D)	5,448,863
4,450,000	CVS Health Corp., 2.460%, 07/01/2019(D)	4,449,094
15,500,000	Fortive Corp., 2.630%, 07/25/2019(D)	15,470,519
12,000,000	Hyundai Capital America, 2.600%, 07/29/2019(D)	11,973,733
12,000,000	Marriott International, Ser A, 2.560%, 07/24/2019(D)	11,978,030
3,600,000	PPL Capital Funding, Inc., 2.510%, 07/17/2019(D)	3,595,202
10,000,000	Union Pacific Corp., 2.500%, 07/10/2019(D)	9,991,253

	Total Commercial Paper	$103,096,910

Shares
	Short-Term Investment Fund — 0.5%
5,099,654	Dreyfus Government Cash Management, Institutional Shares, 2.25%¥Ω	$5,099,654

Market Value
Total Investment Securities —100.2% (Cost $1,021,670,839)	$1,023,663,174
Liabilities in Excess of Other Assets — (0.2%)	(1,565,006)

Net Assets — 100.0%	$1,022,098,168

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.
††

The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securization

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

46

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $523,676,471 or 51.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$373,006,544	$—	$373,006,544
Corporate Bonds	—	348,979,944	—	348,979,944
Commercial Mortgage-Backed Securities	—	88,391,898	—	88,391,898
Agency Collateralized Mortgage Obligations	—	32,990,186	—	32,990,186
Municipal Bonds	—	30,849,062	—	30,849,062
Non-Agency Collateralized Mortgage Obligations	—	18,124,920	—	18,124,920
U.S. Government Mortgage-Backed Obligations	—	15,909,147	—	15,909,147
U.S. Government Agency Obligations	—	7,214,909	—	7,214,909
Commercial Paper	—	103,096,910	—	103,096,910
Short-Term Investment Fund	5,099,654	—	—	5,099,654

Total	$5,099,654	$1,018,563,520	$—	$1,023,663,174

See accompanying Notes to Portfolios of Investments.

47

Notes to Portfolios of Investments

June 30, 2019 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities II Fund and Small Cap Value Fund held Level 3 categorized securities during the period ended June 30, 2019. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based

48

Notes to Portfolios of Investments (Unaudited) (Continued)

on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.

49